UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00134

AB GLOBAL RISK ALLOCATION FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2017

Date of reporting period: May 31, 2017

ITEM 1. REPORTS TO STOCKHOLDERS.

MAY    05.31.17

SEMI-ANNUAL REPORT

AB GLOBAL RISK ALLOCATION FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Global Risk Allocation Fund (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

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SEMI-ANNUAL REPORT

July 19, 2017

This report provides management’s discussion of fund performance for AB Global Risk Allocation Fund for the semi-annual reporting period ended May 31, 2017.

The Fund’s investment objective is total return consistent with reasonable risks through a combination of income and long-term growth of capital.

NAV RETURNS AS OF MAY 31, 2017 (unaudited)

	6 Months	12 Months
AB GLOBAL RISK ALLOCATION FUND[1]
Class A Shares	7.79%	12.95%
Class B Shares[2]	7.37%	12.16%
Class C Shares	7.37%	12.14%
Advisor Class Shares[3]	7.94%	13.20%
Class R Shares[3]	7.66%	12.58%
Class K Shares[3]	7.78%	12.88%
Class I Shares[3]	8.01%	13.42%
Primary Benchmark: MSCI World Index	12.87%	16.42%
Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Barclays Global Aggregate Bond Index	9.27%	9.99%
Bloomberg Barclays Global Aggregate Bond Index	4.02%	0.77%
Lipper Flexible Portfolio Funds Average	7.06%	9.72%

1	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the performance of all share classes of the Fund for the six- and 12-month periods ended May 31, 2017, by 0.77% and 0.77%, respectively. Also includes the impact of non-recurring refunds for overbilling of prior years’ custody out of pocket fees, which enhanced performance for the six- and 12-month periods ended May 31, 2017, by 0.00% and 0.06%, respectively.

2	Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for additional information.

3	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared with its primary benchmark, the Morgan Stanley Capital International (“MSCI”) World Index, and its blended benchmark, a 60% / 40% blend of MSCI World Index / Bloomberg Barclays Global Aggregate Bond Index, respectively, for the six- and 12-month periods ended May 31, 2017. Also included in the table are the individual performance of the Bloomberg Barclays Global

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Aggregate Bond Index, and the Fund’s peer group, as represented by the Lipper Flexible Portfolio Funds Average (the “Lipper Average”). Funds in the Lipper Average have generally similar investment objectives to the Fund, although some of the funds may have different investment policies and sales and management fees and fund expenses.

All share classes underperformed the primary benchmark during both periods, before sales charges. The Fund is strategically diversified in multi-asset exposures and has lower equity exposure; therefore, it underperformed the 100% stock primary benchmark as equity markets delivered strong performance. During the six-month period, all share classes of the Fund underperformed the blended benchmark, but outperformed the Lipper Average. During the 12-month period, all share classes of the Fund outperformed the blended benchmark and the Lipper Average.

For the six-month period, commodity futures exposure detracted from performance relative to the benchmark, and within inflation-sensitive assets, inflation-linked bonds contributed. During both periods, global equity, interest rate and inflation-sensitive exposures all contributed to absolute returns, with equity exposures being the strongest contributor. The Fund’s active currency exposure also contributed for both periods.

Derivatives were used for hedging and investment purposes, including futures, credit default swaps, written options and written swaptions, which added to absolute returns during both periods; currency forwards detracted for the six-month period and added during the 12-month period; interest rate swaps detracted during both periods; total return swaps had an immaterial impact for the six-month period and detracted for the 12-month period, while purchased options added during the six-month period but detracted for the 12-month period.

MARKET REVIEW AND INVESTMENT STRATEGY

The Fund’s Senior Investment Management Team uses proprietary quantitative signals along with fundamental research insights when allocating risk to equity, interest rate and inflation-sensitive assets. Over the six-month period, the Fund continued to maintain an overweight to equity risk allocation, relative to the risk allocation to inflation-sensitive assets. Within equities, the Fund was overweight European and Japan exposures relative to the US. The Fund maintained close to neutral risk allocation to interest rate duration exposure, and within interest rate allocation, was underweight to low interest rate countries. In currency exposures, the Fund shifted to overweight continental European currencies relative to the US dollar, with the support of positive current accounts, cheap valuation and the reduction of political uncertainty in Europe.

Over the 12-month period, the improvement in the economy and corporate earnings and the gradual pace of US Federal Reserve interest rate

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increases supported equity market performance. The Fund maintained an overweight in risk allocation to global equity and benefited from this tilt, as equity markets continued to deliver strong positive returns. The Fund also tactically maintained a long exposure to emerging-market currency exposures and benefited from this exposure.

INVESTMENT POLICIES

The Fund invests dynamically in a number of global asset classes, including equity/credit, fixed-income, and inflation-indexed instruments. In making decisions on the allocation of assets among asset classes, the Adviser will use a tail risk parity strategy. This strategy attempts to provide investors with favorable long-term total return while minimizing exposure to material downside (“tail”) events. To execute this strategy, an average tail loss for each asset class is calculated based on historical market behavior and on a forward-looking basis through options prices. Fund assets are then allocated among asset classes so that each asset class will contribute equally to the expected tail loss of the Fund. This will generally result in the Fund having greater exposures to lower risk asset classes (such as fixed-income) than to higher risk asset classes. The Adviser will make frequent adjustments to the Fund’s asset class exposures based on these tail risk parity determinations.

The asset classes in which the Fund may invest include:

+	equity/credit: equity securities of all types and corporate fixed-income securities (regardless of credit quality, but subject to the limitations on high-yield securities set forth below)

+	fixed-income: fixed-income securities of the US and foreign governments and their agencies and instrumentalities

+	inflation-linked: global inflation-indexed securities (including Treasury inflation-protected securities)

The Fund’s investments within each asset class are generally index-based—typically, portfolios of individual securities intended to track the performance of the particular asset class and, primarily for certain types of assets such as credit assets, derivatives intended to track such performance. With respect to the inflation-indexed asset class, the Fund may also seek exposure, at times significantly, to commodities and commodities-related instruments and derivatives since these instruments are typically affected directly or indirectly by the level and change in inflation. Equity securities will comprise no more than 75% of the Fund’s investments. The Fund may invest in fixed-income securities with a range of maturities from short- to long-term. The Fund

(continued on next page)

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may invest up to 20% of its assets in high-yield securities (securities rated below BBB- by Standard & Poor’s Global Ratings, Moody’s Investors Service, Inc., or Fitch Ratings, which are commonly known as “junk bonds”). As an operating policy, the Fund will invest no more than 5% of its assets in securities rated CCC- or below.

The Fund’s investments in each asset class will generally be global in nature, and will generally include investments in both developed and emerging markets. The Fund typically invests at least 40% of its assets in securities of non-US companies and/or foreign countries and their agencies and instrumentalities unless conditions are not deemed favorable by the Adviser, in which case the Fund will invest at least 30% of its assets in such foreign securities.

Derivatives, particularly futures contracts and swaps, often provide more efficient and economical exposure to market segments than direct investments, and the Fund’s exposure to certain types of assets may at times be achieved partially or substantially through investment in derivatives. Derivatives transactions may also be a quicker and more efficient way to alter the Fund’s exposure than buying and selling direct investments. In determining when and to what extent to enter into derivatives transactions, the Adviser will consider factors such as the risk and returns of these investments relative to direct investments and the cost of such transactions. Because derivatives transactions frequently require cash outlays that are only a small portion of the amount of exposure obtained through the derivative, a portion of the Fund’s assets may be held in cash or invested in cash equivalents to cover the Fund’s derivatives obligations, such as short-term US government and agency securities, repurchase agreements and money market funds. At times, a combination of direct securities investments and derivatives will be used to gain asset class exposure so that the Fund’s aggregate exposure will substantially exceed its net assets (i.e., so that the Fund is effectively leveraged). Overall Fund exposure and the allocation to equity/credit will typically increase during bull markets, while overall exposure and allocation to equity/credit and inflation-indexed securities will typically decrease during bear markets. In addition, the Fund may at times invest in shares of exchange-traded funds in lieu of making direct investments in securities.

While the Fund may seek to gain exposure to physical commodities traded in the commodities markets through investments in a variety of derivative instruments, the Adviser expects that the Fund will seek to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AllianceBernstein Global Risk Allocation (Cayman) Ltd., a wholly-owned subsidiary of the

(continued on next page)

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Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Adviser and has the same investment objective and substantially similar investment policies and restrictions as the Fund except that the Subsidiary, unlike the Fund, may invest without limitation in commodities and commodities-related instruments. The Fund will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests, to the extent of its investment in the Subsidiary. The Fund limits its investment in the Subsidiary to no more than 25% of its total assets. Investment in the Subsidiary is expected to provide the Fund with commodity exposure within the limitations of federal tax requirements that apply to the Fund.

Currency exchange rate fluctuations can have a dramatic impact on returns. The Adviser may seek to hedge all or a portion of the currency exposure resulting from Fund investments or decide not to hedge this exposure. To hedge all or a portion of its currency risk, the Fund may invest in currency-related derivatives, including forward currency exchange contracts.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The MSCI World Index and the Bloomberg Barclays Global Aggregate Bond Index are unmanaged and do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The MSCI World Index (free float-adjusted, market capitalization weighted) represents the equity market performance of developed markets. The Bloomberg Barclays Global Aggregate Bond Index represents the performance of the global investment-grade developed fixed-income markets. MSCI makes no express or implied warranties or representations, and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices, any securities or financial products. This report is not approved, reviewed or produced by MSCI. Net returns reflect the reinvestment of dividends after deduction of non-US withholding tax. An investor cannot invest directly in an index or average, and their results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Allocation Risk: The allocation of investments among asset classes may have a significant effect on the Fund’s net asset value (“NAV”) when the asset classes in which the Fund has invested more heavily perform worse than the asset classes invested in less heavily.

Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Fund may be subject to heightened interest rate risk due to rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

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DISCLOSURES AND RISKS (continued)

Commodity Risk: Investing in commodities and commodity-linked derivative instruments, either directly or through the Subsidiary, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Below Investment Grade Securities Risk: Investments in fixed-income securities with ratings below investment grade, commonly known as “junk bonds”, tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Emerging Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Subsidiary Risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in the Fund’s prospectus, is not subject to all of the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Adviser, making it unlikely the Subsidiary will take actions contrary to the interests of the Fund or its shareholders. In addition, changes in federal tax laws applicable to the Fund or interpretations hereof could limit the Fund’s ability to gain exposure to commodities investments through investments in the Subsidiary.

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DISCLOSURES AND RISKS (continued)

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

Leverage Risk: Because the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2017 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	12.95%	8.14%
5 Years	5.53%	4.62%
10 Years	2.95%	2.50%
CLASS B SHARES
1 Year	12.16%	8.16%
5 Years	4.75%	4.75%
10 Years[1]	2.33%	2.33%
CLASS C SHARES
1 Year	12.14%	11.14%
5 Years	4.76%	4.76%
10 Years	2.20%	2.20%
ADVISOR CLASS SHARES[2]
1 Year	13.20%	13.20%
5 Years	5.82%	5.82%
10 Years	3.24%	3.24%
CLASS R SHARES[2]
1 Year	12.58%	12.58%
5 Years	5.20%	5.20%
10 Years	2.65%	2.65%
CLASS K SHARES[2]
1 Year	12.88%	12.88%
5 Years	5.53%	5.53%
10 Years	2.96%	2.96%
CLASS I SHARES[2]
1 Year	13.42%	13.42%
5 Years	5.99%	5.99%
10 Years	3.40%	3.40%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.33%, 2.09%, 2.08%, 1.08%, 1.65%, 1.34% and 0.90% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

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HISTORICAL PERFORMANCE (continued)

1	Assumes conversion of Class B shares into Class A shares after eight years.

2	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2017 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	3.82%
5 Years	3.76%
10 Years	2.53%
CLASS B SHARES
1 Year	3.71%
5 Years	3.87%
10 Years[1]	2.37%
CLASS C SHARES
1 Year	6.63%
5 Years	3.89%
10 Years	2.23%
ADVISOR CLASS SHARES[2]
1 Year	8.79%
5 Years	4.94%
10 Years	3.27%
CLASS R SHARES[2]
1 Year	8.12%
5 Years	4.33%
10 Years	2.68%
CLASS K SHARES[2]
1 Year	8.37%
5 Years	4.64%
10 Years	2.99%
CLASS I SHARES[2]
1 Year	8.87%
5 Years	5.10%
10 Years	3.43%

1	Assumes conversion of Class B shares into Class A shares after eight years.

2	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Class A
Actual	$1,000	$1,077.90	$6.73	1.30%	$6.84	1.32%
Hypothetical**	$1,000	$1,018.45	$6.54	1.30%	$6.64	1.32%

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EXPENSE EXAMPLE (continued)

	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Class B
Actual	$1,000	$1,073.70	$10.86	2.10%	$10.96	2.12%
Hypothetical**	$1,000	$1,014.46	$10.55	2.10%	$10.65	2.12%
Class C
Actual	$1,000	$1,073.70	$10.55	2.04%	$10.65	2.06%
Hypothetical**	$1,000	$1,014.76	$10.25	2.04%	$10.35	2.06%
Advisor Class
Actual	$1,000	$1,079.40	$5.44	1.05%	$5.55	1.07%
Hypothetical**	$1,000	$1,019.70	$5.29	1.05%	$5.39	1.07%
Class R
Actual	$1,000	$1,076.60	$8.44	1.63%	$8.54	1.65%
Hypothetical**	$1,000	$1,016.80	$8.20	1.63%	$8.30	1.65%
Class K
Actual	$1,000	$1,077.80	$6.79	1.31%	$6.89	1.33%
Hypothetical**	$1,000	$1,018.40	$6.59	1.31%	$6.69	1.33%
Class I
Actual	$1,000	$1,080.10	$4.62	0.89%	$4.72	0.91%
Hypothetical**	$1,000	$1,020.49	$4.48	0.89%	$4.58	0.91%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+	In connection with the Fund’s investments in affiliated/unaffiliated underlying portfolios, the Fund incurs no direct expenses, but bear proportionate shares of the acquired fund fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. Currently the Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Fund’s effective expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

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PORTFOLIO SUMMARY

May 31, 2017 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $289.4

1	All data are as of May 31, 2017. The Fund’s security type and country breakdowns are expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.3% or less in the following countries: Argentina, Austria, Belgium, Bermuda, Brazil, Chile, Colombia, Denmark, Finland, Ireland, Italy, Jersey (Channel Islands), Jordan, Luxembourg, Macau, Netherlands, New Zealand, Norway, Portugal, Singapore, South Africa and United Arab Emirates.

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PORTFOLIO SUMMARY (continued)

May 31, 2017 (unaudited)

TEN LARGEST HOLDINGS1

Security	U.S. $ Value	Percent of Net Assets
U.S. Treasury Inflation Index	$130,809,879	45.2%
Japanese Government CPI Linked Bond Series 21	28,066,316	9.7
Federal National Mortgage Association Connecticut Avenue Securities	11,268,440	3.9
Hersha Hospitality Trust	1,521,600	0.5
Pebblebrook Hotel Trust	1,473,660	0.5
Mexico Government International Bond	1,218,612	0.4
Apartment Investment & Management Co.	1,138,620	0.4
Petrobras Global Finance BV	633,339	0.2
China Shenhua Energy Co., Ltd. – Class H	483,933	0.2
Agricultural Bank of China Ltd. – Class H	406,220	0.2
	$177,020,619	61.2%

1	Long-term investments.

16 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

PORTFOLIO OF INVESTMENTS

May 31, 2017 (unaudited)

		Principal Amount (000)	U.S. $ Value

INFLATION-LINKED SECURITIES – 54.9%
Japan – 9.7%
Japanese Government CPI Linked Bond Series 21 0.10%, 3/10/26	JPY	2,949,093	$28,066,316

United States – 45.2%
U.S. Treasury Inflation Index 0.37%, 7/15/25 (TIPS)	U.S.$	103,750	104,463,058
0.37%, 1/15/27 (TIPS)		26,341	26,346,821

			130,809,879

Total Inflation-Linked Securities (cost $160,510,148)			158,876,195

		Shares
COMMON STOCKS – 22.2%
Financials – 4.1%
Banks – 1.7%
ABN AMRO Group NV (GDR)(a)		1,125	29,052
Agricultural Bank of China Ltd. – Class H		838,000	406,220
Aozora Bank Ltd.		5,000	18,362
Australia & New Zealand Banking Group Ltd.		886	18,414
Banco Bilbao Vizcaya Argentaria SA		3,189	26,100
Banco de Sabadell SA		16,035	33,083
Banco Espirito Santo SA (REG)(b)(c)(d)		17,161	– 0	–
Banco Popular Espanol SA(b)		10,890	7,465
Banco Santander SA		3,772	24,560
Bank of America Corp.		1,350	30,253
Bank of China Ltd. – Class H		709,000	354,510
Bank of Communications Co., Ltd. – Class H		451,000	349,136
Bank of East Asia Ltd. (The)		3,800	16,040
Bank of Ireland(b)		69,995	18,964
Bank of Kyoto Ltd. (The)		2,000	16,867
Bank of Montreal		747	50,139
Bank of Nova Scotia (The)		862	48,637
Bank of Queensland Ltd.		2,070	17,156
Bankia SA		24,332	28,036
Bankinter SA		3,395	31,292
Barclays PLC		10,110	27,365
BB&T Corp.		899	37,443
Bendigo & Adelaide Bank Ltd.		1,883	15,759
BNP Paribas SA		331	23,369
BOC Hong Kong Holdings Ltd.		4,000	18,046
CaixaBank SA		4,609	21,808

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 17

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Canadian Imperial Bank of Commerce/Canada	584	$45,662
Chiba Bank Ltd. (The)	3,000	19,660
China CITIC Bank Corp., Ltd. – Class H	530,000	326,911
China Construction Bank Corp. – Class H	465,000	383,824
China Everbright Bank Co., Ltd. – Class H	690,000	326,349
China Minsheng Banking Corp., Ltd. – Class H	354,500	363,308
Chugoku Bank Ltd. (The)	1,200	16,848
CIT Group, Inc.(e)	697	31,400
Citigroup, Inc.	564	34,145
Citizens Financial Group, Inc.	745	25,404
Comerica, Inc.	403	27,630
Commerzbank AG(b)	2,045	21,582
Commonwealth Bank of Australia	310	18,326
Concordia Financial Group Ltd.	3,600	16,538
Credit Agricole SA	1,641	25,222
Danske Bank A/S	858	32,129
DBS Group Holdings Ltd.	1,100	16,252
DNB ASA	1,818	30,831
Erste Group Bank AG(b)	821	29,817
Fifth Third Bancorp	1,167	27,705
First Republic Bank/CA	402	37,024
Fukuoka Financial Group, Inc.	4,000	17,957
Hachijuni Bank Ltd. (The)	2,900	16,645
Hang Seng Bank Ltd.	1,100	23,207
Hiroshima Bank Ltd. (The)	4,000	16,301
HSBC Holdings PLC	5,317	46,297
Huntington Bancshares, Inc./OH	2,387	29,933
ING Groep NV	1,574	26,418
Intesa Sanpaolo SpA	7,713	22,119
Intesa Sanpaolo SpA – RSP	10,090	27,430
Japan Post Bank Co., Ltd.	1,400	17,361
JPMorgan Chase & Co.	448	36,803
KBC Group NV	411	30,951
KeyCorp	1,685	29,437
Kyushu Financial Group, Inc.	2,700	16,597
Lloyds Banking Group PLC	36,308	33,049
M&T Bank Corp.	381	59,615
Mebuki Financial Group, Inc.	4,400	17,186
Mitsubishi UFJ Financial Group, Inc.	2,500	15,513
Mizuho Financial Group, Inc.	9,000	15,641
National Australia Bank Ltd.	869	19,393
National Bank of Canada	1,132	44,648
Natixis SA	3,393	22,401
Nordea Bank AB	3,090	39,593
Oversea-Chinese Banking Corp., Ltd.	2,279	17,266

18 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

People’s United Financial, Inc.	2,269	$37,597
PNC Financial Services Group, Inc. (The)	291	34,542
Raiffeisen Bank International AG(b)	1,044	27,558
Regions Financial Corp.	1,804	24,967
Resona Holdings, Inc.	2,200	11,232
Royal Bank of Canada	718	49,628
Royal Bank of Scotland Group PLC(b)	6,922	23,232
Seven Bank Ltd.	4,800	17,549
Shinsei Bank Ltd.	10,000	16,137
Shizuoka Bank Ltd. (The)	2,000	16,589
Signature Bank/New York NY(b)	215	30,749
Skandinaviska Enskilda Banken AB – Class A	3,315	39,941
Societe Generale SA	422	22,130
Standard Chartered PLC(b)	2,940	27,772
Sumitomo Mitsui Financial Group, Inc.	500	17,905
Sumitomo Mitsui Trust Holdings, Inc.	400	13,511
SunTrust Banks, Inc.	583	31,115
Suruga Bank Ltd.	800	17,313
Svenska Handelsbanken AB – Class A	2,923	41,111
Swedbank AB – Class A	1,696	40,815
Toronto-Dominion Bank (The)	1,045	49,819
UniCredit SpA(b)	1,079	18,904
United Overseas Bank Ltd.	1,000	16,599
US Bancorp	800	40,712
Wells Fargo & Co.	690	35,287
Westpac Banking Corp.	832	18,851
Yamaguchi Financial Group, Inc.	2,000	22,894

		4,910,863

Insurance – 1.3%
Admiral Group PLC	1,243	32,652
Aegon NV	4,545	22,672
Aflac, Inc.	694	52,314
Ageas	832	33,610
AIA Group Ltd.	2,400	16,981
Alleghany Corp.(b)	66	38,764
Allianz SE (REG)	222	42,702
Allstate Corp. (The)	643	55,517
American International Group, Inc.	720	45,814
Aon PLC	435	56,946
Arch Capital Group Ltd.(b)	593	57,669
Arthur J Gallagher & Co.	958	54,347
Assicurazioni Generali SpA	1,915	30,255
Assurant, Inc.	420	41,152
Aviva PLC	5,185	35,178
Axis Capital Holdings Ltd.	710	46,562

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 19

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Baloise Holding AG (REG)	288	$44,112
China Life Insurance Co., Ltd. – Class H	88,000	288,228
Chubb Ltd.	371	53,124
Cincinnati Financial Corp.	705	49,406
CNP Assurances	1,623	35,705
Dai-ichi Life Holdings, Inc.	1,000	16,649
Direct Line Insurance Group PLC	8,791	39,527
Everest Re Group Ltd.	214	54,495
Fairfax Financial Holdings Ltd.	85	37,294
FNF Group	1,183	50,408
Gjensidige Forsikring ASA	2,409	38,850
Great-West Lifeco, Inc.	2,017	50,139
Hannover Rueck SE (REG)	383	45,659
Hartford Financial Services Group, Inc. (The)	878	43,364
Industrial Alliance Insurance & Financial Services, Inc.	1,008	37,317
Insurance Australia Group Ltd.	3,856	18,229
Intact Financial Corp.	960	65,935
Japan Post Holdings Co., Ltd.	1,600	19,525
Legal & General Group PLC	13,473	43,776
Lincoln National Corp.	446	28,981
Loews Corp.	1,014	47,820
Manulife Financial Corp.	2,171	37,494
Mapfre SA	8,898	31,682
Markel Corp.(b)	39	38,113
Marsh & McLennan Cos., Inc.	753	58,403
Medibank Pvt Ltd.	7,758	15,849
MetLife, Inc.	661	33,440
MS&AD Insurance Group Holdings, Inc.	400	14,046
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	212	41,862
New China Life Insurance Co., Ltd. – Class H	74,000	398,388
NN Group NV	985	35,473
Old Mutual PLC	9,763	23,696
Poste Italiane SpA(a)	5,111	35,973
Power Corp. of Canada	1,760	37,549
Power Financial Corp.	1,872	44,678
Principal Financial Group, Inc.	589	37,054
Progressive Corp. (The)	1,147	48,667
Prudential Financial, Inc.	336	35,230
Prudential PLC	1,555	34,889
QBE Insurance Group Ltd.	1,386	13,301
Reinsurance Group of America, Inc. – Class A	376	46,816
RenaissanceRe Holdings Ltd.	388	55,430

20 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

RSA Insurance Group PLC	5,407	$43,623
Sampo Oyj – Class A	886	44,950
SCOR SE	791	31,121
Sompo Holdings, Inc.	400	15,433
Sony Financial Holdings, Inc.	1,072	16,505
St James’s Place PLC	2,130	32,217
Standard Life PLC	7,622	37,679
Sun Life Financial, Inc.	1,344	44,125
Suncorp Group Ltd.	1,549	15,937
Swiss Life Holding AG(b)	132	44,093
Swiss Re AG	469	42,764
T&D Holdings, Inc.	1,250	17,679
Tokio Marine Holdings, Inc.	400	16,972
Torchmark Corp.	598	45,149
Travelers Cos., Inc. (The)	464	57,930
Trisura Group Ltd.(b)	7	112
Tryg A/S	1,864	38,310
UnipolSai Assicurazioni SpA	12,165	27,564
Unum Group	830	37,333
Willis Towers Watson PLC	352	51,614
WR Berkley Corp.	735	50,708
XL Group Ltd.	1,187	51,860
Zurich Insurance Group AG	154	45,314

		3,698,703

Capital Markets – 0.8%
3i Group PLC	4,463	51,521
Aberdeen Asset Management PLC	7,736	28,823
Affiliated Managers Group, Inc.	225	34,616
Ameriprise Financial, Inc.	250	30,197
ASX Ltd.	592	22,497
Bank of New York Mellon Corp. (The)	853	40,193
BlackRock, Inc. – Class A	109	44,607
Brookfield Asset Management, Inc. – Class A	1,245	47,133
Charles Schwab Corp. (The)	729	28,249
CI Financial Corp.	2,261	44,940
CITIC Securities Co., Ltd. – Class H	161,000	337,360
CME Group, Inc. – Class A	377	44,218
Credit Suisse Group AG (REG)(b)	1,310	17,890
Daiwa Securities Group, Inc.	2,000	12,156
Deutsche Bank AG (REG)	1,113	19,526
Deutsche Boerse AG	355	36,947
E*TRADE Financial Corp.(b)	742	25,681
Eaton Vance Corp.	655	30,503
Franklin Resources, Inc.	837	34,978
Goldman Sachs Group, Inc. (The)	162	34,224

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 21

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Haitong Securities Co., Ltd. – Class H	198,800	$332,901
Hargreaves Lansdown PLC	1,868	33,684
Hong Kong Exchanges & Clearing Ltd.	900	22,697
IGM Financial, Inc.	1,289	37,577
Intercontinental Exchange, Inc.	727	43,758
Invesco Ltd.	1,109	35,155
Investec PLC	4,737	37,106
Japan Exchange Group, Inc.	1,100	17,773
Julius Baer Group Ltd.(b)	634	32,875
London Stock Exchange Group PLC	1,249	55,096
Macquarie Group Ltd.	261	17,391
Moody’s Corp.	325	38,496
Morgan Stanley	735	30,679
MSCI, Inc. – Class A	361	36,725
Nasdaq, Inc.	753	50,940
Nomura Holdings, Inc.	2,100	12,536
Northern Trust Corp.	412	36,025
Partners Group Holding AG	68	41,692
Raymond James Financial, Inc.	418	30,209
S&P Global, Inc.	311	44,414
SBI Holdings, Inc./Japan	1,300	16,827
Schroders PLC	944	38,434
SEI Investments Co.	695	34,813
Singapore Exchange Ltd.	3,300	17,328
State Street Corp.	421	34,295
T. Rowe Price Group, Inc.	627	44,166
TD Ameritrade Holding Corp.	771	28,805
Thomson Reuters Corp.	1,197	52,210
UBS Group AG(b)	1,814	28,912

		2,249,778

Diversified Financial Services – 0.2%
AMP Ltd.	3,999	15,008
Berkshire Hathaway, Inc. – Class B(b)	231	38,180
Challenger Ltd./Australia	1,797	17,081
Element Fleet Management Corp.	3,194	20,240
Eurazeo SA	577	41,270
EXOR NV	480	26,810
First Pacific Co., Ltd./Hong Kong	22,000	17,208
Groupe Bruxelles Lambert SA	600	58,325
IHS Markit Ltd.(b)	1,109	50,848
Industrivarden AB – Class C	1,828	43,164
Investor AB – Class B	902	41,671
Kinnevik AB	1,368	39,214
L E Lundbergforetagen AB – Class B	428	33,590
Leucadia National Corp.	1,464	35,707
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,500	17,851

22 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Onex Corp.	648	$47,102
ORIX Corp.	1,000	15,781
Pargesa Holding SA	691	53,739
Voya Financial, Inc.	775	26,490
Wendel SA	294	44,851

		684,130

Consumer Finance – 0.1%
Acom Co., Ltd.(b)	4,000	16,900
AEON Financial Service Co., Ltd.	800	16,434
Ally Financial, Inc.	1,228	22,767
American Express Co.	516	39,701
Capital One Financial Corp.	376	28,922
Credit Saison Co., Ltd.	900	16,713
Discover Financial Services	568	33,342
Navient Corp.	1,339	19,322
Provident Financial PLC	801	31,498
Synchrony Financial	1,033	27,736

		253,335

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
AGNC Investment Corp.	2,408	50,062
Annaly Capital Management, Inc.	3,658	43,823

		93,885

Thrifts & Mortgage Finance – 0.0%
New York Community Bancorp, Inc.	3,312	42,791

		11,933,485

Information Technology – 2.5%
IT Services – 0.6%
Accenture PLC – Class A	613	76,300
Alliance Data Systems Corp.	215	51,843
Amadeus IT Group SA – Class A	787	45,957
Atos SE	247	35,439
Automatic Data Processing, Inc.	831	85,070
Broadridge Financial Solutions, Inc.	1,174	89,095
Cap Gemini SA	360	37,277
CGI Group, Inc. – Class A(b)	1,595	79,074
Cognizant Technology Solutions Corp. – Class A	1,099	73,534
Computershare Ltd.	1,857	19,888
DXC Technology Co.(b)	635	49,225
Fidelity National Information Services, Inc.	969	83,208
First Data Corp. – Class A(b)	3,401	58,259
Fiserv, Inc.(b)	669	83,812
FleetCor Technologies, Inc.(b)	249	35,928
Fujitsu Ltd.	2,000	14,578

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 23

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Gartner, Inc.(b)	575	$68,770
Global Payments, Inc.	567	51,943
International Business Machines Corp.	502	76,620
Mastercard, Inc. – Class A	649	79,749
Nomura Research Institute Ltd.	700	26,641
NTT Data Corp.	400	21,563
Obic Co., Ltd.	300	17,429
Otsuka Corp.	300	18,457
Paychex, Inc.	1,472	87,187
PayPal Holdings, Inc.(b)	1,263	65,941
Sabre Corp.	2,420	54,281
Total System Services, Inc.	1,066	63,480
Vantiv, Inc. – Class A(b)	1,056	66,232
Visa, Inc. – Class A	718	68,375
Western Union Co. (The) – Class W	3,117	59,285
Worldpay Group PLC(a)	9,043	36,211

		1,780,651

Software – 0.6%
Activision Blizzard, Inc.	841	49,266
Adobe Systems, Inc.(b)	449	63,695
ANSYS, Inc.(b)	635	80,220
Autodesk, Inc.(b)	395	44,149
CA, Inc.	2,135	67,829
Cadence Design Systems, Inc.(b)	1,796	63,111
CDK Global, Inc.	1,015	62,382
Citrix Systems, Inc.(b)	604	49,854
Constellation Software, Inc./Canada	106	54,818
Dassault Systemes SE	646	59,567
Dell Technologies, Inc. – Class V(b)	758	52,598
Electronic Arts, Inc.(b)	495	56,098
Fortinet, Inc.(b)	1,023	40,245
Gemalto NV	365	21,650
Intuit, Inc.	570	80,165
Konami Holdings Corp.	400	19,644
LINE Corp.(b)	600	21,358
Microsoft Corp.	995	69,491
Mobileye NV(b)	315	19,498
Nexon Co., Ltd.	1,100	20,758
Nintendo Co., Ltd.	100	30,317
Nuance Communications, Inc.(b)	2,749	50,884
Open Text Corp.	1,658	54,115
Oracle Corp.	1,536	69,719
Oracle Corp. Japan	400	23,562
Red Hat, Inc.(b)	568	50,876
Sage Group PLC (The)	5,404	50,211
salesforce.com, Inc.(b)	534	47,868

24 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

SAP SE	466	$50,075
ServiceNow, Inc.(b)	428	44,790
Splunk, Inc.(b)	575	35,213
Symantec Corp.	1,835	55,619
Synopsys, Inc.(b)	974	72,923
Trend Micro, Inc./Japan	400	20,097
VMware, Inc. – Class A(b)	527	51,198
Workday, Inc. – Class A(b)	384	38,392

		1,742,255

Semiconductors & Semiconductor Equipment – 0.4%
Advanced Micro Devices, Inc.(b)(e)	2,015	22,548
Analog Devices, Inc.	607	52,056
Applied Materials, Inc.	967	44,366
ASM Pacific Technology Ltd.	1,400	20,052
ASML Holding NV	269	35,516
Broadcom Ltd.	205	49,093
Infineon Technologies AG	1,599	35,409
Intel Corp.	1,884	68,031
KLA-Tencor Corp.	609	63,336
Lam Research Corp.	384	59,585
Marvell Technology Group Ltd.	2,554	44,031
Maxim Integrated Products, Inc.	1,384	66,155
Microchip Technology, Inc.	789	65,724
Micron Technology, Inc.(b)	1,172	36,063
NVIDIA Corp.	256	36,954
NXP Semiconductors NV(b)	516	56,708
Qorvo, Inc.(b)	444	34,610
QUALCOMM, Inc.	984	56,354
Rohm Co., Ltd.	200	16,026
Skyworks Solutions, Inc.	431	45,871
STMicroelectronics NV	1,365	22,452
Texas Instruments, Inc.	847	69,869
Tokyo Electron Ltd.	100	14,313
Xilinx, Inc.	811	54,102

		1,069,224

Electronic Equipment, Instruments & Components – 0.3%
Alps Electric Co., Ltd.	500	14,001
Amphenol Corp. – Class A	1,084	80,866
Arrow Electronics, Inc.(b)	775	58,582
Avnet, Inc.	1,566	57,441
CDW Corp./DE	1,016	61,143
Corning, Inc.	2,176	63,322
Flex Ltd.(b)	3,294	56,855
FLIR Systems, Inc.	1,824	69,111

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 25

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Hamamatsu Photonics KK	600	$19,077
Hexagon AB – Class B	836	36,596
Hirose Electric Co., Ltd.	100	13,335
Hitachi High-Technologies Corp.	500	19,830
Hitachi Ltd.	4,000	24,126
Ingenico Group SA	325	31,555
Keyence Corp.	100	45,377
Kyocera Corp.	400	23,026
Murata Manufacturing Co., Ltd.	100	13,843
Nippon Electric Glass Co., Ltd.	2,000	13,930
Omron Corp.	500	20,880
Shimadzu Corp.	1,100	21,266
TDK Corp.	300	18,096
TE Connectivity Ltd.	878	69,230
Trimble, Inc.(b)	1,320	47,573
Yaskawa Electric Corp.	1,000	19,903
Yokogawa Electric Corp.	1,200	20,807

		919,771

Internet Software & Services – 0.3%
Akamai Technologies, Inc.(b)	806	38,003
Alphabet, Inc. – Class A(b)	78	76,993
Alphabet, Inc. – Class C(b)	76	73,329
CoStar Group, Inc.(b)	287	75,070
DeNA Co., Ltd.	600	13,268
eBay, Inc.(b)	1,712	58,722
Facebook, Inc. – Class A(b)	387	58,615
Kakaku.com, Inc.	1,400	19,942
MercadoLibre, Inc.	134	36,865
Mixi, Inc.	300	18,812
Twitter, Inc.(b)	1,866	34,185
United Internet AG	623	34,324
VeriSign, Inc.(b)(e)	824	74,292
Yahoo Japan Corp.	4,600	20,648
Yahoo!, Inc.(b)(e)	1,120	56,358
Zillow Group, Inc. – Class C(b)(e)	848	36,905

		726,331

Technology Hardware, Storage & Peripherals – 0.2%
Apple, Inc.	407	62,173
BlackBerry Ltd.(b)	2,745	29,018
Brother Industries Ltd.	900	19,956

Canon, Inc.	900	30,934
FUJIFILM Holdings Corp.	600	21,871
Hewlett Packard Enterprise Co.	3,043	57,239
HP, Inc.	2,579	48,382
Konica Minolta, Inc.	2,400	18,870

26 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

NEC Corp.	7,000	$18,126
NetApp, Inc.	1,082	43,810
Ricoh Co., Ltd.	2,300	19,405
Seagate Technology PLC(e)	978	42,612
Seiko Epson Corp.	900	18,864
Western Digital Corp.	465	41,878
Xerox Corp.	6,871	48,578

		521,716

Communications Equipment – 0.1%
Cisco Systems, Inc.	2,148	67,727
F5 Networks, Inc.(b)	462	59,196
Harris Corp.	675	75,708
Juniper Networks, Inc.	2,077	60,918
Motorola Solutions, Inc.	840	70,199
Nokia Oyj	5,115	32,383
Palo Alto Networks, Inc.(b)	297	35,221
Telefonaktiebolaget LM Ericsson – Class B	4,594	33,486

		434,838

		7,194,786

Industrials – 2.3%
Construction & Engineering – 0.4%
ACS Actividades de Construccion y Servicios SA	436	17,448
Boskalis Westminster	549	18,925
Bouygues SA	319	13,668
China Communications Construction Co., Ltd. – Class H	248,000	334,540
China Railway Construction Corp., Ltd. – Class H	224,500	308,117
China Railway Group Ltd. – Class H	360,000	298,067
CIMIC Group Ltd.	319	9,600
Eiffage SA	192	17,455
Ferrovial SA	951	21,466
Fluor Corp.	716	32,120
HOCHTIEF AG	79	14,547
Jacobs Engineering Group, Inc.	615	32,238
JGC Corp.	700	10,583
Kajima Corp.	2,000	15,368
Obayashi Corp.	1,000	11,054
Orascom Construction Ltd.(b)	173	1,019
Shimizu Corp.	1,000	10,073
Skanska AB – Class B	763	18,135
SNC-Lavalin Group, Inc.	1,097	42,090
Taisei Corp.	2,000	17,085
Vinci SA	175	15,307

		1,258,905

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 27

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Machinery – 0.4%
AGCO Corp.	496	$31,759
Alfa Laval AB	849	17,096
Alstom SA(b)	518	18,147
Amada Holdings Co., Ltd.	900	10,482

ANDRITZ AG	354	21,267
Atlas Copco AB – Class A	436	16,130
Atlas Copco AB – Class B	520	17,163
Caterpillar, Inc.	323	34,054
CNH Industrial NV	1,193	13,262
Cummins, Inc.	221	34,852
Deere & Co.	289	35,391
Dover Corp.	428	35,331
FANUC Corp.	100	19,684
Flowserve Corp.	599	29,051
Fortive Corp.	674	42,091
GEA Group AG	378	15,541
Hino Motors Ltd.	900	10,923
Hitachi Construction Machinery Co., Ltd.	400	9,275
Hoshizaki Corp.	100	8,807
IHI Corp.(b)	2,000	7,518
Illinois Tool Works, Inc.	349	49,286
IMI PLC	1,187	19,198
Ingersoll-Rand PLC	469	42,022
JTEKT Corp.	700	10,511
Kawasaki Heavy Industries Ltd.	3,000	8,607
Komatsu Ltd.	400	9,711
Kone Oyj – Class B	326	16,132
Kubota Corp.	700	11,073
Kurita Water Industries Ltd.	400	10,588
Makita Corp.	300	11,295
MAN SE	62	6,556
Metso Oyj	392	13,329
Middleby Corp. (The)(b)	251	32,218
MINEBEA MITSUMI, Inc.	500	8,144
Mitsubishi Heavy Industries Ltd.	3,000	11,827
Nabtesco Corp.	400	11,736
NGK Insulators Ltd.	600	12,038
NSK Ltd.	600	7,150
PACCAR, Inc.	502	31,606
Parker-Hannifin Corp.	211	33,226
Pentair PLC	481	31,852
Sandvik AB	907	14,201
Schindler Holding AG	78	16,742
Schindler Holding AG (REG)	81	16,842
SKF AB – Class B	706	14,428
Snap-on, Inc.	233	37,667

28 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Stanley Black & Decker, Inc.	329	$45,284
Sumitomo Heavy Industries Ltd.	2,000	13,033
THK Co., Ltd.	400	11,171
Volvo AB – Class B	910	14,863
WABCO Holdings, Inc.(b)	273	33,257
Wabtec Corp./DE(e)	449	36,706
Wartsila Oyj Abp	244	14,486
Weir Group PLC (The)	503	11,788
Xylem, Inc./NY	796	41,503
Yangzijiang Shipbuilding Holdings Ltd.	12,600	11,563
Zardoya Otis SA	1,731	16,968

		1,166,431

Aerospace & Defense – 0.3%
Airbus SE	181	14,886
Arconic, Inc.	824	22,635
BAE Systems PLC	2,639	22,715
Boeing Co. (The)	219	41,091
Bombardier, Inc. – Class B(b)	7,317	13,216
CAE, Inc.	2,809	45,373
Cobham PLC	9,287	16,034
Dassault Aviation SA	11	16,392
General Dynamics Corp.	241	48,983
Huntington Ingalls Industries, Inc.	180	35,246
L3 Technologies, Inc.	265	44,676
Leonardo SpA	684	12,048
Lockheed Martin Corp.	198	55,664
Meggitt PLC	2,664	17,244
Northrop Grumman Corp.	198	51,326
Raytheon Co.	297	48,711
Rockwell Collins, Inc.	452	49,291
Rolls-Royce Holdings PLC(b)	1,271	14,225
Safran SA	174	15,386
Singapore Technologies Engineering Ltd.	4,200	11,284
Textron, Inc.	720	34,416
Thales SA	192	21,223
TransDigm Group, Inc.	93	24,931
United Technologies Corp.	418	50,695
Zodiac Aerospace	368	9,736

		737,427

Road & Rail – 0.2%
AMERCO	94	34,710
Aurizon Holdings Ltd.	2,894	11,815
Canadian National Railway Co. (Toronto)	661	51,247
Canadian Pacific Railway Ltd.	280	44,299
Central Japan Railway Co.	84	13,758
ComfortDelGro Corp., Ltd.	6,300	10,918

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 29

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

CSX Corp.	526	$28,493
DSV A/S	295	17,944
East Japan Railway Co.	200	19,169
Hankyu Hanshin Holdings, Inc.	300	10,796
JB Hunt Transport Services, Inc.	438	37,397
Kansas City Southern	333	31,702
Keikyu Corp.	1,000	11,903
Keio Corp.	1,000	8,310
Keisei Electric Railway Co., Ltd.	400	10,204
Kintetsu Group Holdings Co., Ltd.	3,000	11,570
MTR Corp., Ltd.	3,000	17,087
Nagoya Railroad Co., Ltd.	2,000	9,340
Nippon Express Co., Ltd.	2,000	12,326
Norfolk Southern Corp.	311	38,573
Odakyu Electric Railway Co., Ltd.	600	12,027
Tobu Railway Co., Ltd.	2,000	10,674
Tokyu Corp.	2,000	14,705
Union Pacific Corp.	324	35,737
West Japan Railway Co.	218	15,135

		519,839

Professional Services – 0.2%
Adecco Group AG (REG)	233	17,393
Bureau Veritas SA	963	22,068
Capita PLC	1,612	12,098
Dun & Bradstreet Corp. (The)	311	32,565
Equifax, Inc.	383	52,394
Experian PLC	1,125	23,518
Intertek Group PLC	254	14,068
ManpowerGroup, Inc.	340	34,636
Nielsen Holdings PLC	827	31,823
Randstad Holding NV	258	14,955
Recruit Holdings Co., Ltd.	200	10,601
RELX NV	1,139	23,634
RELX PLC	1,122	24,064
Robert Half International, Inc.	701	32,590
SEEK Ltd.	867	10,882
SGS SA (REG)	10	23,840
Verisk Analytics, Inc. – Class A(b)	637	51,527
Wolters Kluwer NV	490	21,508

		454,164

Commercial Services & Supplies – 0.1%
Babcock International Group PLC	1,434	17,255
Brambles Ltd.	1,685	12,976
Cintas Corp.	386	48,590
Dai Nippon Printing Co., Ltd.	1,000	11,117
Edenred	463	12,214

30 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

G4S PLC	3,969	$16,624
ISS A/S	413	17,100
Park24 Co., Ltd.	400	11,170
Republic Services, Inc. – Class A	966	61,447
Secom Co., Ltd.	200	14,630
Securitas AB – Class B	1,405	22,373
Societe BIC SA	160	19,534
Sohgo Security Services Co., Ltd.	200	9,357
Stericycle, Inc.(b)	372	30,418
Toppan Printing Co., Ltd.	1,000	11,015
Waste Connections, Inc.	594	56,519
Waste Management, Inc.	916	66,786

		439,125

Industrial Conglomerates – 0.1%
3M Co.	284	58,070
CK Hutchison Holdings Ltd.	1,184	15,420
DCC PLC	173	16,454
General Electric Co.	1,596	43,698
Honeywell International, Inc.	378	50,270
Jardine Matheson Holdings Ltd.	200	12,782
Jardine Strategic Holdings Ltd.	300	12,583
Keihan Holdings Co., Ltd.	2,000	13,221
Keppel Corp., Ltd.	2,400	11,161
Koninklijke Philips NV	479	16,926
NWS Holdings Ltd.	5,257	10,167
Roper Technologies, Inc.	184	41,805
Seibu Holdings, Inc.	600	11,152
Sembcorp Industries Ltd.	4,900	11,186
Siemens AG (REG)	118	16,876
Smiths Group PLC	1,381	28,565
Toshiba Corp.(b)	2,000	4,554

		374,890

Electrical Equipment – 0.1%
ABB Ltd. (REG)	788	19,829
Acuity Brands, Inc.	140	22,807
AMETEK, Inc.	672	41,005
Eaton Corp. PLC	547	42,327
Emerson Electric Co.	688	40,675
Fuji Electric Co., Ltd.	2,000	10,700
Legrand SA	296	20,312
Mabuchi Motor Co., Ltd.	200	11,254
Mitsubishi Electric Corp.	700	9,650
Nidec Corp.	100	9,901
OSRAM Licht AG	209	16,014
Prysmian SpA	537	14,953
Rockwell Automation, Inc.	235	37,299

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 31

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Schneider Electric SE (Paris)(b)	198	$15,255
Sensata Technologies Holding NV(b)	858	34,689
Vestas Wind Systems A/S	152	13,494

		360,164

Trading Companies & Distributors – 0.1%
AerCap Holdings NV(b)	317	13,954
Ashtead Group PLC	560	11,298
Brenntag AG	322	18,682
Bunzl PLC	677	21,221
Fastenal Co.	755	32,593
Finning International, Inc.	1,846	35,120
ITOCHU Corp.	1,000	14,193
Marubeni Corp.	2,200	13,578
MISUMI Group, Inc.	500	11,290
Mitsubishi Corp.	600	12,007
Mitsui & Co., Ltd.	1,100	14,846
Rexel SA	970	17,109
Sumitomo Corp.	1,000	12,749
Toyota Tsusho Corp.	400	12,262
Travis Perkins PLC	782	16,477
United Rentals, Inc.(b)	195	21,202
Wolseley PLC	313	20,656
WW Grainger, Inc.	196	33,767

		333,004

Transportation Infrastructure – 0.1%
Abertis Infraestructuras SA	1,446	26,486
Aena SA(a)	131	26,471
Aeroports de Paris	132	20,174
Atlantia SpA	613	17,076
Auckland International Airport Ltd.	2,334	11,553
Fraport AG Frankfurt Airport Services Worldwide	264	21,414
Groupe Eurotunnel SE (REG)	1,705	20,084
Hutchison Port Holdings Trust – Class U	27,300	11,058
Japan Airport Terminal Co., Ltd.	300	11,755
Kamigumi Co., Ltd.	1,000	10,229
Macquarie Infrastructure Corp.	570	44,403
Mitsubishi Logistics Corp.	1,000	12,701
SATS Ltd.	2,900	10,773
Sydney Airport	2,782	15,356
Transurban Group	1,567	14,339

		273,872

Building Products – 0.1%
AO Smith Corp.	711	39,013
Asahi Glass Co., Ltd.	1,000	8,158
Assa Abloy AB – Class B	848	19,046

32 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Cie de Saint-Gobain	254	$14,197
Daikin Industries Ltd.	100	9,801
Fortune Brands Home & Security, Inc.	681	42,971
Geberit AG (REG)	50	23,423
Johnson Controls International PLC	1,024	42,762
LIXIL Group Corp.	400	9,727
Masco Corp.	1,061	39,522
TOTO Ltd.	300	11,424

		260,044

Air Freight & Logistics – 0.1%
Bollore SA	3,319	15,290
CH Robinson Worldwide, Inc.	534	35,783
Deutsche Post AG (REG)	500	18,283
Expeditors International of Washington, Inc.	744	39,715
FedEx Corp.	189	36,636
Kuehne & Nagel International AG (REG)	139	22,447
Royal Mail PLC	3,581	20,374
United Parcel Service, Inc. – Class B	471	49,912
Yamato Holdings Co., Ltd.	400	8,685

		247,125

Airlines – 0.1%
American Airlines Group, Inc.	507	24,544
ANA Holdings, Inc.	4,000	13,108
Cathay Pacific Airways Ltd.	8,000	11,696
Delta Air Lines, Inc.	566	27,808
Deutsche Lufthansa AG (REG)	656	12,762
easyJet PLC	784	14,288
International Consolidated Airlines Group SA	1,885	14,719
Japan Airlines Co., Ltd.	400	11,726
Qantas Airways Ltd.	2,474	9,216
Singapore Airlines Ltd.	1,500	10,850
Southwest Airlines Co.	528	31,727
United Continental Holdings, Inc.(b)	315	25,096

		207,540

Marine – 0.0%
AP Moller – Maersk A/S – Class A	10	18,106
AP Moller – Maersk A/S – Class B	9	17,153
Mitsui OSK Lines Ltd.	3,000	8,605
Nippon Yusen KK(b)	5,000	9,065

		52,929

		6,685,459

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 33

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Consumer Staples – 2.3%
Food Products – 0.7%
Ajinomoto Co., Inc.	1,500	$32,108
Archer-Daniels-Midland Co.	1,514	62,952
Aryzta AG(b)	565	17,849
Associated British Foods PLC	933	36,041
Barry Callebaut AG (REG)(b)	33	47,353
Bunge Ltd.	891	71,253
Calbee, Inc.	900	34,856
Campbell Soup Co.	1,279	73,734
Chocoladefabriken Lindt & Spruengli AG	9	54,685
Chocoladefabriken Lindt & Spruengli AG (REG)	1	73,438
Conagra Brands, Inc.	1,969	75,885
Danone SA	580	43,111
General Mills, Inc.	1,305	74,046
Golden Agri-Resources Ltd.	132,000	34,818
Hershey Co. (The)	758	87,375
Hormel Foods Corp.	1,930	64,906
Ingredion, Inc.	628	71,649
JM Smucker Co. (The)	614	78,500
Kellogg Co.	1,053	75,395
Kerry Group PLC – Class A	503	44,407
Kikkoman Corp.	1,200	37,589
Kraft Heinz Co. (The)	886	81,689
Marine Harvest ASA(b)	1,945	34,004
McCormick & Co., Inc./MD	900	93,735
Mead Johnson Nutrition Co. – Class A	267	23,875
MEIJI Holdings Co., Ltd.	400	32,716
Mondelez International, Inc. – Class A	1,174	54,697
Nestle SA (REG)	608	51,912
NH Foods Ltd.	1,000	31,368
Nisshin Seifun Group, Inc.	2,500	41,281
Nissin Foods Holdings Co., Ltd.	600	37,877
Orkla ASA	3,826	38,282
Saputo, Inc.	2,289	76,421
Tate & Lyle PLC	4,685	44,532
Toyo Suisan Kaisha Ltd.	900	35,056
Tyson Foods, Inc. – Class A	1,060	60,780
WH Group Ltd.(a)	40,500	37,941
Wilmar International Ltd.	13,700	35,035
Yakult Honsha Co., Ltd.	500	35,339
Yamazaki Baking Co., Ltd.	1,800	37,287

		2,075,777

Food & Staples Retailing – 0.6%
Aeon Co., Ltd.	2,800	42,298

34 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Alimentation Couche-Tard, Inc. – Class B	1,687	$78,028
Carrefour SA(b)	1,249	32,620
Casino Guichard Perrachon SA	448	27,620
Colruyt SA	915	50,622
Costco Wholesale Corp.	505	91,117
CVS Health Corp.	854	65,613
Distribuidora Internacional de Alimentacion SA	6,300	38,807
Empire Co., Ltd. – Class A	3,731	56,593
FamilyMart UNY Holdings Co., Ltd.	600	33,690
George Weston Ltd.	1,022	92,384
ICA Gruppen AB	1,334	48,036
J Sainsbury PLC	10,711	38,801
Jean Coutu Group PJC, Inc. (The) – Class A	4,420	72,606
Jeronimo Martins SGPS SA	2,095	41,727
Koninklijke Ahold Delhaize NV	1,925	42,487
Kroger Co. (The)	1,741	51,847
Lawson, Inc.	700	47,722
Loblaw Cos., Ltd.	1,937	109,479
METRO AG	963	32,272
Metro, Inc.	2,641	88,447
Rite Aid Corp.(b)	1,822	6,213
Seven & i Holdings Co., Ltd.	900	38,257
Sundrug Co., Ltd.	900	35,032
Sysco Corp.	1,355	73,929
Tesco PLC(b)	14,259	33,802
Tsuruha Holdings, Inc.	300	33,264
Wal-Mart Stores, Inc.	1,159	91,097
Walgreens Boots Alliance, Inc.	793	64,249
Wesfarmers Ltd.	1,156	36,672
Whole Foods Market, Inc.	1,286	44,997
Wm Morrison Supermarkets PLC	13,410	42,577
Woolworths Ltd.	2,044	39,564

		1,722,469

Beverages – 0.4%
Anheuser-Busch InBev SA/NV	336	39,264
Asahi Group Holdings Ltd.	900	35,909
Brown-Forman Corp. – Class B	1,243	64,574
Carlsberg A/S – Class B	434	47,193
Coca-Cola Amatil Ltd.	5,133	35,624
Coca-Cola Bottlers Japan, Inc.	1,200	38,667
Coca-Cola Co. (The)	2,349	106,809
Coca-Cola European Partners PLC	1,012	41,718
Coca-Cola HBC AG(b)	1,304	37,890
Constellation Brands, Inc. – Class A	321	58,663

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 35

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Diageo PLC	1,525	$45,839
Dr Pepper Snapple Group, Inc.	924	85,757
Heineken Holding NV	450	41,833
Heineken NV	502	49,417
Kirin Holdings Co., Ltd.	1,800	37,961
Molson Coors Brewing Co. – Class B	775	73,462
Monster Beverage Corp.(b)	1,264	63,908
PepsiCo, Inc.	845	98,755
Pernod Ricard SA	347	47,085
Remy Cointreau SA	337	36,967
Suntory Beverage & Food Ltd.	800	38,857
Treasury Wine Estates Ltd.	645	6,243

		1,132,395

Household Products – 0.3%
Church & Dwight Co., Inc.	1,639	84,671
Clorox Co. (The)	669	90,803
Colgate-Palmolive Co.	1,207	92,167
Edgewell Personal Care Co.(b)	667	48,784
Henkel AG & Co. KGaA	338	42,011
Henkel AG & Co. KGaA (Preference Shares)	356	50,000
Kimberly-Clark Corp.	706	91,589
Lion Corp.	1,800	38,114
Procter & Gamble Co. (The)	1,192	105,003
Reckitt Benckiser Group PLC	499	51,180
Spectrum Brands Holdings, Inc.	551	74,082
Svenska Cellulosa AB SCA – Class B	1,288	45,433
Unicharm Corp.	1,300	35,182

		849,019

Personal Products – 0.2%
Beiersdorf AG	471	50,621
Coty, Inc. – Class A	2,104	39,850
Estee Lauder Cos., Inc. (The) – Class A	855	80,490
Kao Corp.	500	31,527
Kose Corp.	300	32,382
L’Oreal SA	228	48,772
Pola Orbis Holdings, Inc.	1,400	39,189
Shiseido Co., Ltd.	900	30,288
Unilever NV	860	48,989
Unilever PLC	811	45,212

		447,320

Tobacco – 0.1%
Altria Group, Inc.	1,060	79,966
British American Tobacco PLC	579	41,423
Imperial Brands PLC	987	46,184
Japan Tobacco, Inc.	1,099	41,302

36 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Philip Morris International, Inc.	715	$85,657
Reynolds American, Inc.	1,223	82,247
Swedish Match AB	1,345	45,361

		422,140

		6,649,120

Health Care – 2.2%
Pharmaceuticals – 0.7%
Allergan PLC	688	153,940
Astellas Pharma, Inc.	3,100	39,183
AstraZeneca PLC	729	49,257
Bayer AG (REG)	484	64,310
Bristol-Myers Squibb Co.	870	46,936
Chugai Pharmaceutical Co., Ltd.	1,000	38,034
Daiichi Sankyo Co., Ltd.	2,000	43,865
Eisai Co., Ltd.	700	36,896
Eli Lilly & Co.	693	55,142
GlaxoSmithKline PLC	3,649	79,874
Hikma Pharmaceuticals PLC	2,641	57,458
Hisamitsu Pharmaceutical Co., Inc.	800	40,247
Jazz Pharmaceuticals PLC(b)	223	32,460
Johnson & Johnson	554	71,050
Kyowa Hakko Kirin Co., Ltd.	2,200	37,641
Mallinckrodt PLC(b)	476	20,530
Merck & Co., Inc.	863	56,190
Merck KGaA	536	64,764
Mitsubishi Tanabe Pharma Corp.	1,800	40,033
Mylan NV(b)	1,027	40,032
Novartis AG (REG)	923	75,534
Novo Nordisk A/S – Class B	1,284	54,512
Ono Pharmaceutical Co., Ltd.	1,900	39,519
Orion Oyj – Class B	948	61,280
Otsuka Holdings Co., Ltd.	900	40,596
Perrigo Co. PLC	428	31,180
Pfizer, Inc.	2,016	65,822
Roche Holding AG	268	73,579
Sanofi	604	59,828
Santen Pharmaceutical Co., Ltd.	3,000	41,322
Shionogi & Co., Ltd.	700	37,432
Shire PLC	706	40,660
Sumitomo Dainippon Pharma Co., Ltd.	2,600	39,687
Taisho Pharmaceutical Holdings Co., Ltd.	500	39,061
Takeda Pharmaceutical Co., Ltd.	1,000	51,540
UCB SA	558	39,372
Valeant Pharmaceuticals International, Inc.(b)	834	10,125
Vifor Pharma AG	380	44,703

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 37

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Zoetis, Inc.	996	$62,031

		1,975,625

Health Care Equipment & Supplies – 0.6%
Abbott Laboratories	1,269	57,943
Align Technology, Inc.(b)	301	43,705
Baxter International, Inc.	1,040	61,682
Becton Dickinson and Co.	309	58,472
Boston Scientific Corp.(b)	1,769	47,816
Cochlear Ltd.	378	41,166
Coloplast A/S – Class B	742	63,548
Cooper Cos., Inc. (The)	246	53,813
CR Bard, Inc.	106	32,588
CYBERDYNE, Inc.(b)	3,000	41,382
Danaher Corp.	776	65,913
DENTSPLY SIRONA, Inc.	989	62,821
DexCom, Inc.(b)	430	28,741
Edwards Lifesciences Corp.(b)	320	36,822
Essilor International SA	493	65,539
Getinge AB – Class B	2,759	57,374
Hologic, Inc.(b)	1,129	48,897
Hoya Corp.	800	39,373
IDEXX Laboratories, Inc.(b)	330	55,569
Intuitive Surgical, Inc.(b)	61	55,795
Medtronic PLC	683	57,563
Olympus Corp.	900	32,877
ResMed, Inc.	778	55,316
Smith & Nephew PLC	4,175	72,917
Sonova Holding AG (REG)	433	71,721
Stryker Corp.	486	69,479
Sysmex Corp.	700	41,610
Teleflex, Inc.	270	54,005
Terumo Corp.	1,000	40,640
Varian Medical Systems, Inc.(b)	475	47,035
William Demant Holding A/S(b)	2,432	63,774
Zimmer Biomet Holdings, Inc.	375	44,704

		1,670,600

Health Care Providers & Services – 0.5%
Aetna, Inc.	367	53,164
Alfresa Holdings Corp.	2,100	40,507
AmerisourceBergen Corp. – Class A	482	44,233
Anthem, Inc.	274	49,964
Cardinal Health, Inc.	702	52,152
Centene Corp.(b)	478	34,717
Cigna Corp.	335	54,012
DaVita, Inc.(b)	632	41,876
Envision Healthcare Corp.(b)	549	29,981

38 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Express Scripts Holding Co.(b)	647	$38,658
Fresenius Medical Care AG & Co. KGaA	755	72,213
Fresenius SE & Co. KGaA	693	59,366
HCA Healthcare, Inc.(b)	514	42,102
Healthscope Ltd.	25,489	38,261
Henry Schein, Inc.(b)	351	64,573
Humana, Inc.	169	39,252
Laboratory Corp. of America Holdings(b)	407	56,573
McKesson Corp.	241	39,305
Mediclinic International PLC	5,230	54,477
Medipal Holdings Corp.	2,200	40,479
MEDNAX, Inc.(b)	637	34,589
Miraca Holdings, Inc.	900	37,828
Patterson Cos., Inc.	1,039	45,882
Quest Diagnostics, Inc.	556	60,476
Ramsay Health Care Ltd.	768	39,334
Ryman Healthcare Ltd.	6,840	40,371
Sonic Healthcare Ltd.	2,611	44,888
Suzuken Co., Ltd./Aichi Japan	1,300	42,728
UnitedHealth Group, Inc.	310	54,306
Universal Health Services, Inc. – Class B	362	41,145

		1,387,412

Biotechnology – 0.2%
AbbVie, Inc.	784	51,760
Actelion Ltd. (REG)(b)	213	60,494
Alexion Pharmaceuticals, Inc.(b)	232	22,743
Alkermes PLC(b)	331	19,119
Amgen, Inc.	320	49,677
Biogen, Inc.(b)	169	41,873
BioMarin Pharmaceutical, Inc.(b)	341	29,885
Celgene Corp.(b)	350	40,043
CSL Ltd.	450	43,266
Genmab A/S(b)	279	59,430
Gilead Sciences, Inc.	703	45,618
Grifols SA	2,271	64,297
Incyte Corp.(b)	189	24,443
Regeneron Pharmaceuticals, Inc.(b)	66	30,298
Seattle Genetics, Inc.(b)	303	19,386
United Therapeutics Corp.(b)	217	26,233
Vertex Pharmaceuticals, Inc.(b)	246	30,406

		658,971

Life Sciences Tools & Services – 0.2%
Agilent Technologies, Inc.	816	49,237
Eurofins Scientific SE	116	61,519
Illumina, Inc.(b)	183	32,457
Lonza Group AG (REG)(b)	278	57,644

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 39

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Mettler-Toledo International, Inc.(b)	105	$61,195
QIAGEN NV(b)	1,521	51,239
Quintiles IMS Holdings, Inc.(b)	646	55,840
Thermo Fisher Scientific, Inc.	346	59,785
Waters Corp.(b)	286	51,371

		480,287

Health Care Technology – 0.0%
Cerner Corp.(b)	701	45,810
M3, Inc.	1,500	43,151

		88,961

		6,261,856

Consumer Discretionary – 2.1%
Media – 0.4%
Altice NV – Class A(b)	704	17,517
Altice NV – Class B(b)	1,011	25,205
Axel Springer SE	600	37,734
CBS Corp. – Class B	447	27,316
Charter Communications, Inc. – Class A(b)	83	28,681
Comcast Corp. – Class A	824	34,353
Dentsu, Inc.	300	15,278
Discovery Communications, Inc. – Class A(b)(e)	1,012	26,818
Discovery Communications, Inc. – Class C(b)	997	25,752
DISH Network Corp. – Class A(b)	282	17,983
Eutelsat Communications SA	1,132	29,139
Hakuhodo DY Holdings, Inc.	1,100	14,551
Interpublic Group of Cos., Inc. (The)	1,393	34,727
ITV PLC	7,799	19,674
JCDecaux SA	889	29,462
Lagardere SCA	819	25,753
Liberty Broadband Corp.(b)	346	30,853
Liberty Global PLC – Class A(b)	813	24,862
Liberty Global PLC – Series C(b)	1,811	53,823
Liberty Global PLC LiLAC – Class C(b)	937	19,639
Liberty Media Corp.-Liberty SiriusXM – Class A(b)	944	39,336
Liberty Media Corp.-Liberty SiriusXM – Class C(b)	700	29,169
News Corp. – Class A	2,510	33,584
Omnicom Group, Inc.	460	38,511
Pearson PLC	1,740	15,848
ProSiebenSat.1 Media SE	638	27,110
Publicis Groupe SA	351	26,875
REA Group Ltd.	310	14,793
RTL Group SA (London)(b)	319	24,844

40 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Schibsted ASA	973	$23,198
Schibsted ASA – Class B	1,054	22,839
Scripps Networks Interactive, Inc. – Class A	407	26,952
SES SA	1,380	34,168
Shaw Communications, Inc. – Class B	2,404	51,360
Singapore Press Holdings Ltd.	6,100	13,979
Sirius XM Holdings, Inc.(e)	4,633	24,323
Sky PLC	1,340	17,131
TEGNA, Inc.	850	20,179
Telenet Group Holding NV(b)	522	34,600
Time Warner, Inc.	454	45,168
Toho Co., Ltd./Tokyo	500	14,785
Twenty-First Century Fox, Inc. – Class A	1,016	27,554
Twenty-First Century Fox, Inc. – Class B	1,020	27,438
Viacom, Inc. – Class B	642	22,335
Vivendi SA	1,098	23,826
Walt Disney Co. (The)	397	42,852
WPP PLC	1,472	33,124

		1,295,001

Hotels, Restaurants & Leisure – 0.4%
Accor SA	515	24,412
Aramark	1,174	43,743
Aristocrat Leisure Ltd.	960	15,544
Carnival Corp.	557	35,687
Carnival PLC	409	26,251
Chipotle Mexican Grill, Inc. – Class A(b)	57	27,209
Compass Group PLC	1,829	39,461
Crown Resorts Ltd.	1,793	17,252
Darden Restaurants, Inc.	368	32,726
Domino’s Pizza Enterprises Ltd.	317	13,538
Domino’s Pizza, Inc.	151	31,970
Flight Centre Travel Group Ltd.	539	14,323
Galaxy Entertainment Group Ltd.	3,000	17,335
Genting Singapore PLC	17,400	14,837
Hilton Worldwide Holdings, Inc.	532	35,362
InterContinental Hotels Group PLC	495	27,963
Las Vegas Sands Corp.	477	28,205
Marriott International, Inc./MD – Class A	350	37,678
McDonald’s Corp.	324	48,888
McDonald’s Holdings Co. Japan Ltd.	400	14,321
Melco Resorts & Entertainment Ltd. (ADR)	460	10,387
Merlin Entertainments PLC(a)	4,383	29,902
MGM China Holdings Ltd.	6,400	14,199
MGM Resorts International	769	24,393
Norwegian Cruise Line Holdings Ltd.(b)	485	24,235

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 41

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Oriental Land Co., Ltd./Japan	300	$19,381
Paddy Power Betfair PLC	223	23,360
Restaurant Brands International, Inc.	668	40,871
Royal Caribbean Cruises Ltd.	277	30,520
Sands China Ltd.	3,600	16,598
Shangri-La Asia Ltd.	10,000	15,303
SJM Holdings Ltd.	16,000	15,514
Sodexo SA	224	30,572
Starbucks Corp.	666	42,364
Tabcorp Holdings Ltd.	4,110	13,993
Tatts Group Ltd.	5,221	16,291
TUI AG	1,641	25,349
Whitbread PLC	504	27,866
William Hill PLC	6,112	22,625
Wyndham Worldwide Corp.	277	27,974
Wynn Macau Ltd.(b)	6,800	15,093
Wynn Resorts Ltd.	179	23,037
Yum! Brands, Inc.	630	45,763

		1,102,295

Specialty Retail – 0.2%
ABC-Mart, Inc.	300	17,529
Advance Auto Parts, Inc.	173	23,118
AutoNation, Inc.(b)	587	23,198
AutoZone, Inc.(b)	47	28,478
Bed Bath & Beyond, Inc.	660	22,710
Best Buy Co., Inc.	397	23,578
CarMax, Inc.(b)	276	17,341
Dick’s Sporting Goods, Inc.	553	22,745
Dixons Carphone PLC	4,868	20,633
Dufry AG (REG)(b)	127	20,917
Foot Locker, Inc.	407	24,180
Gap, Inc. (The)	852	19,170
Hennes & Mauritz AB – Class B	936	23,282
Hikari Tsushin, Inc.	100	10,126
Home Depot, Inc. (The)	245	37,610
Industria de Diseno Textil SA	757	31,021
Kingfisher PLC	6,282	26,276
L Brands, Inc.	409	21,104
Lowe’s Cos., Inc.	362	28,515
Nitori Holdings Co., Ltd.	100	14,623
O’Reilly Automotive, Inc.(b)	119	28,807
Ross Stores, Inc.	451	28,828
Shimamura Co., Ltd.	100	12,841
Signet Jewelers Ltd.	287	13,805
Staples, Inc.	2,585	23,472
Tiffany & Co.	315	27,392

42 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

TJX Cos., Inc. (The)	528	$39,711
Tractor Supply Co.	570	31,435
Ulta Salon Cosmetics & Fragrance, Inc.(b)	91	27,740
USS Co., Ltd.	700	14,091
Yamada Denki Co., Ltd.	3,500	18,366

		722,642

Textiles, Apparel & Luxury Goods – 0.2%
adidas AG	138	26,456
Asics Corp.	900	15,076
Burberry Group PLC	981	22,969
Christian Dior SE	102	29,146
Cie Financiere Richemont SA (REG)	285	23,848
Coach, Inc.	597	27,587
Gildan Activewear, Inc.	1,287	37,261
Hanesbrands, Inc.(e)	1,331	27,485
Hermes International	67	33,118
HUGO BOSS AG	261	19,675
Kering	75	24,817
Li & Fung Ltd.	38,000	15,645
Lululemon Athletica, Inc.(b)	362	17,474
Luxottica Group SpA	509	30,796
LVMH Moet Hennessy Louis Vuitton SE	90	23,004
Michael Kors Holdings Ltd.(b)	474	15,727
NIKE, Inc. – Class B	676	35,821
Pandora A/S	240	22,702
PVH Corp.	229	24,263
Ralph Lauren Corp.	379	25,696
Swatch Group AG (The)	56	21,697
Swatch Group AG (The) (REG)	301	22,976
Under Armour, Inc. – Class A(b)(e)	1,122	21,498
Under Armour, Inc. – Class C(b)(e)	1,242	22,145
VF Corp.	576	30,989
Yue Yuen Industrial Holdings Ltd.	3,500	13,943

		631,814

Household Durables – 0.2%
Auto Trader Group PLC(a)	4,579	24,592
Barratt Developments PLC	2,559	20,220
Berkeley Group Holdings PLC	550	23,084
Casio Computer Co., Ltd.	900	13,968
DR Horton, Inc.	836	27,329
Electrolux AB – Class B	748	24,001
Garmin Ltd.	605	31,484
Husqvarna AB – Class B	2,521	26,140
Iida Group Holdings Co., Ltd.	900	14,856
Leggett & Platt, Inc.	679	35,322

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 43

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Lennar Corp. – Class A	555	$28,477
Mohawk Industries, Inc.(b)	156	37,331
Newell Brands, Inc.	610	32,300
Nikon Corp.	1,200	18,494
Panasonic Corp.	1,400	17,953
Persimmon PLC	763	24,178
PulteGroup, Inc.	1,261	28,587
Rinnai Corp.	200	17,980
SEB SA	162	28,442
Sekisui Chemical Co., Ltd.	800	14,057
Sekisui House Ltd.	1,100	18,870
Sharp Corp./Japan(b)	2,000	7,346
Sony Corp.	500	18,257
Taylor Wimpey PLC	9,372	24,572
Techtronic Industries Co., Ltd.	3,500	16,539
Toll Brothers, Inc.	690	25,468
Whirlpool Corp.	167	30,985

		630,832

Auto Components – 0.2%
Aisin Seiki Co., Ltd.	300	14,801
Autoliv, Inc.(e)	287	31,834
BorgWarner, Inc.	633	26,909
Bridgestone Corp.	500	21,008
Cie Generale des Etablissements Michelin – Class B	199	25,148
Continental AG	107	23,832
Delphi Automotive PLC	302	26,567
Denso Corp.	400	17,054
GKN PLC	5,805	26,218
Goodyear Tire & Rubber Co. (The)	816	26,292
Koito Manufacturing Co., Ltd.	300	15,817
Lear Corp.	199	29,659
Linamar Corp.	630	28,579
Magna International, Inc. (Toronto) – Class A	729	32,633
NGK Spark Plug Co., Ltd.	700	14,247
NOK Corp.	700	15,345
Nokian Renkaat Oyj	578	23,605
Schaeffler AG (Preference Shares)	1,288	21,337
Stanley Electric Co., Ltd.	500	15,060
Sumitomo Electric Industries Ltd.	900	14,261
Sumitomo Rubber Industries Ltd.	800	13,638
Toyoda Gosei Co., Ltd.	600	14,439
Toyota Industries Corp.	300	15,086
Valeo SA	282	19,679
Yokohama Rubber Co., Ltd. (The)	700	13,655

		526,703

44 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Automobiles – 0.2%
Bayerische Motoren Werke AG	252	$23,632
Bayerische Motoren Werke AG (Preference Shares)	288	23,716
Daimler AG (REG)	349	25,379
Ferrari NV	303	26,246
Fiat Chrysler Automobiles NV(b)	1,290	13,631
Ford Motor Co.	2,754	30,624
General Motors Co.	869	29,485
Harley-Davidson, Inc.	457	24,226
Honda Motor Co., Ltd.	700	19,611
Isuzu Motors Ltd.	1,200	14,648
Mazda Motor Corp.	1,000	13,644
Mitsubishi Motors Corp.	2,200	14,265
Nissan Motor Co., Ltd.	2,100	20,131
Peugeot SA	996	19,696
Porsche Automobil Holding SE (Preference Shares)	377	21,623
Renault SA	203	18,938
Subaru Corp.	400	13,526
Suzuki Motor Corp.	300	14,113
Tesla, Inc.(b)	54	18,415
Toyota Motor Corp.	300	16,099
Volkswagen AG	151	23,726
Volkswagen AG (Preference Shares)	138	20,795
Yamaha Motor Co., Ltd.	600	15,068

		461,237

Multiline Retail – 0.1%
Canadian Tire Corp., Ltd. – Class A	300	34,147
Dollar General Corp.	382	28,035
Dollar Tree, Inc.(b)	304	23,621
Dollarama, Inc.	452	41,869
Don Quijote Holdings Co., Ltd.	400	15,633
Harvey Norman Holdings Ltd.	3,556	9,968
Isetan Mitsukoshi Holdings Ltd.	1,500	15,123
J Front Retailing Co., Ltd.	1,000	14,125
Kohl’s Corp.	485	18,639
Macy’s, Inc.	699	16,426
Marks & Spencer Group PLC	4,897	24,178
Marui Group Co., Ltd.	900	13,090
Next PLC	400	22,504
Nordstrom, Inc.(e)	496	20,733
Ryohin Keikaku Co., Ltd.	100	26,034
Takashimaya Co., Ltd.	2,000	18,579
Target Corp.	562	30,994

		373,698

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 45

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Internet & Direct Marketing Retail – 0.1%
Amazon.com, Inc.(b)	29	$28,844
Expedia, Inc.	215	30,913
Liberty Interactive Corp. QVC Group – Class A(b)	1,207	28,316
Netflix, Inc.(b)	129	21,036
Priceline Group, Inc. (The)(b)	17	31,911
Rakuten, Inc.	1,299	15,786
Start Today Co., Ltd.	600	14,978
TripAdvisor, Inc.(b)	426	16,405
Zalando SE(a)(b)	491	23,477

		211,666

Leisure Products – 0.1%
Bandai Namco Holdings, Inc.	400	14,281
Hasbro, Inc.	367	38,630
Mattel, Inc.	1,058	24,239
Polaris Industries, Inc.(e)	248	20,733
Sankyo Co., Ltd.	400	13,414
Sega Sammy Holdings, Inc.	1,100	13,954
Shimano, Inc.	100	15,532
Yamaha Corp.	400	12,931

		153,714

Distributors – 0.0%
Genuine Parts Co.	435	40,289
Jardine Cycle & Carriage Ltd.	400	12,660
LKQ Corp.(b)	877	27,617

		80,566

Diversified Consumer Services – 0.0%
Benesse Holdings, Inc.	400	14,679
H&R Block, Inc.	830	22,028

		36,707

		6,226,875

Materials – 1.7%
Chemicals – 0.9%
Agrium, Inc. (Toronto)	771	71,241
Air Liquide SA	370	45,126
Air Products & Chemicals, Inc.	522	75,199
Air Water, Inc.	1,200	21,612
Akzo Nobel NV	460	38,447
Albemarle Corp.	546	62,026
Arkema SA	294	30,743
Asahi Kasei Corp.	3,000	28,854
Axalta Coating Systems Ltd.(b)	2,149	67,264
BASF SE	444	41,971
Celanese Corp. – Class A	722	62,489

46 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

CF Industries Holdings, Inc.	1,192	$32,065
Chr Hansen Holding A/S	469	32,831
Covestro AG(a)	458	34,325
Croda International PLC	648	33,140
Daicel Corp.	1,800	21,330
Dow Chemical Co. (The)	1,048	64,934
Eastman Chemical Co.	794	63,607
Ecolab, Inc.	833	110,656
EI du Pont de Nemours & Co.	824	65,030
EMS-Chemie Holding AG (REG)	47	33,044
Evonik Industries AG	1,232	42,491
FMC Corp.	742	55,925
FUCHS PETROLUB SE (Preference Shares)	915	51,144
Givaudan SA (REG)	25	51,355
Hitachi Chemical Co., Ltd.	800	22,097
Incitec Pivot Ltd.	7,237	18,406
International Flavors & Fragrances, Inc.	533	73,495
Johnson Matthey PLC	1,127	45,282
JSR Corp.	1,300	21,831
K&S AG (REG)	1,009	25,837
Kaneka Corp.	3,000	22,758
Kansai Paint Co., Ltd.	1,000	21,673
Koninklijke DSM NV	642	47,839
Kuraray Co., Ltd.	1,400	25,193
LANXESS AG	442	33,030
Linde AG	192	36,739
LyondellBasell Industries NV – Class A	645	51,935
Methanex Corp.	1,103	45,497
Mitsubishi Chemical Holdings Corp.	3,200	24,266
Mitsubishi Gas Chemical Co., Inc.	1,100	22,709
Mitsui Chemicals, Inc.	4,000	19,890
Monsanto Co.	797	93,584
Mosaic Co. (The)	2,007	45,418
Nippon Paint Holdings Co., Ltd.	600	23,913
Nissan Chemical Industries Ltd.	600	21,069
Nitto Denko Corp.	300	24,100
Novozymes A/S – Class B	559	25,308
Orica Ltd.	1,553	22,701
Potash Corp. of Saskatchewan, Inc.	3,664	60,513
PPG Industries, Inc.	660	70,198
Praxair, Inc.	436	57,678
Sherwin-Williams Co. (The)	231	76,639
Shin-Etsu Chemical Co., Ltd.	300	26,942
Sika AG	6	38,693
Solvay SA	330	43,208
Sumitomo Chemical Co., Ltd.	4,000	20,908

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 47

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Symrise AG	710	$51,080
Syngenta AG (REG)	75	34,153
Taiyo Nippon Sanso Corp.	2,100	21,320
Teijin Ltd.	1,100	20,555
Toray Industries, Inc.	2,500	20,888
Umicore SA	565	37,416
Valspar Corp. (The)	109	12,316
WR Grace & Co.	870	62,370
Yara International ASA	866	32,263

		2,738,559

Metals & Mining – 0.4%
Agnico Eagle Mines Ltd.	888	42,919
Alumina Ltd.	11,360	16,212
Anglo American PLC(b)	1,415	18,874
Antofagasta PLC	2,036	21,075
ArcelorMittal(b)	987	21,412
Barrick Gold Corp. (Toronto)	2,364	39,095
BHP Billiton Ltd.	1,146	20,146
BHP Billiton PLC	1,449	21,896
Boliden AB	977	26,710
Eldorado Gold Corp.	7,136	21,606
First Quantum Minerals Ltd.	3,202	26,998
Fortescue Metals Group Ltd.	2,635	9,476
Franco-Nevada Corp.	739	55,182
Freeport-McMoRan, Inc.(b)	2,604	29,920
Fresnillo PLC	1,276	25,942
Glencore PLC(b)	5,705	21,014
Goldcorp, Inc.	3,213	43,693
Hitachi Metals Ltd.	1,600	21,304
JFE Holdings, Inc.	1,300	21,661
Kinross Gold Corp.(b)	6,730	29,095
Kobe Steel Ltd.(b)	2,300	21,029
Maruichi Steel Tube Ltd.	700	20,513
Mitsubishi Materials Corp.	800	22,555
Newcrest Mining Ltd.	981	15,374
Newmont Mining Corp.	1,386	47,332
Nippon Steel & Sumitomo Metal Corp.	1,200	25,529
Norsk Hydro ASA	4,362	23,668
Nucor Corp.	910	52,871
Randgold Resources Ltd.	312	29,596
Rio Tinto Ltd.	439	20,440
Rio Tinto PLC	669	26,716
South32 Ltd.	7,874	15,441
Sumitomo Metal Mining Co., Ltd.	2,000	24,311
Teck Resources Ltd. – Class B	2,652	47,215
thyssenkrupp AG	1,007	26,737

48 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Turquoise Hill Resources Ltd.(b)	6,412	$16,708
voestalpine AG	636	28,858
Wheaton Precious Metals Corp.	1,870	38,207
Yamana Gold, Inc.	7,199	18,652

		1,055,982

Containers & Packaging – 0.2%
Amcor Ltd./Australia	2,606	29,683
Avery Dennison Corp.	978	82,406
Ball Corp.(e)	1,802	73,702
CCL Industries, Inc. – Class B	358	84,589
Crown Holdings, Inc.(b)	1,332	76,910
International Paper Co.	1,270	67,158
Packaging Corp. of America	678	69,264
Sealed Air Corp.(e)	1,509	67,030
Toyo Seikan Group Holdings Ltd.	2,000	31,948
WestRock Co.	1,050	57,141

		639,831

Construction Materials – 0.1%
Boral Ltd.	4,494	22,863
CRH PLC	1,075	38,833
Fletcher Building Ltd.	5,162	27,659
HeidelbergCement AG	356	33,179
Imerys SA	563	48,794
James Hardie Industries PLC	1,450	21,112
LafargeHolcim Ltd. (REG)(b)	595	35,801
Martin Marietta Materials, Inc.	237	53,112
Taiheiyo Cement Corp.	7,000	22,486
Vulcan Materials Co.	393	48,987

		352,826

Paper & Forest Products – 0.1%
Mondi PLC	1,889	49,382
Oji Holdings Corp.	5,000	24,512
Stora Enso Oyj – Class R	2,477	31,323
UPM-Kymmene Oyj	1,348	37,984
West Fraser Timber Co., Ltd.	1,065	46,365

		189,566

		4,976,764

Utilities – 1.6%
Electric Utilities – 0.8%
Alliant Energy Corp.	1,649	68,384
American Electric Power Co., Inc.	1,054	75,656
AusNet Services	25,318	31,894
Cheung Kong Infrastructure Holdings Ltd.	4,000	34,449
Chubu Electric Power Co., Inc.	2,200	29,880
Chugoku Electric Power Co., Inc. (The)	2,700	30,752

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 49

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

CLP Holdings Ltd.	5,000	$54,676
Contact Energy Ltd.	9,286	33,937
DONG Energy A/S(a)	1,497	65,284
Duke Energy Corp.	865	74,113
Edison International	797	65,011
EDP – Energias de Portugal SA	18,050	66,412
Electricite de France SA	3,570	38,447
Emera, Inc.	2,500	89,166
Endesa SA	3,408	85,161
Enel SpA	10,639	56,955
Entergy Corp.	880	69,573
Eversource Energy	1,141	70,822
Exelon Corp.	1,491	54,138
FirstEnergy Corp.	1,915	55,995
Fortis, Inc./Canada	2,662	87,633
Fortum Oyj	4,004	63,713
HK Electric Investments & HK Electric Investments Ltd. – Class SS(a)	35,797	32,884
Hokuriku Electric Power Co.	3,500	34,140
Hydro One Ltd.(a)	3,582	62,951
Iberdrola SA	7,327	58,512
Kansai Electric Power Co., Inc. (The)	1,900	26,604
Kyushu Electric Power Co., Inc.	2,000	24,784
Mercury NZ Ltd.	14,799	34,077
NextEra Energy, Inc.	539	76,236
OGE Energy Corp.	1,973	70,298
PG&E Corp.	922	63,046
Pinnacle West Capital Corp.	753	66,528
Power Assets Holdings Ltd.	5,500	49,237
PPL Corp.	1,790	71,439
Red Electrica Corp. SA	3,748	84,155
Southern Co. (The)	1,397	70,702
SSE PLC	3,489	67,767
Terna Rete Elettrica Nazionale SpA	13,636	77,096
Tohoku Electric Power Co., Inc.	2,300	34,152
Tokyo Electric Power Co. Holdings, Inc.(b)	6,500	26,640
Westar Energy, Inc.	973	51,520
Xcel Energy, Inc.	1,190	57,013

		2,441,832

Multi-Utilities – 0.5%
AGL Energy Ltd.	1,749	34,233
Ameren Corp.	1,162	65,943
Atco Ltd./Canada – Class I	1,665	62,799
Canadian Utilities Ltd. – Class A	2,932	88,729
CenterPoint Energy, Inc.	2,121	60,682
Centrica PLC	23,244	60,931

50 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

CMS Energy Corp.	1,535	$72,774
Consolidated Edison, Inc.	866	71,696
Dominion Energy, Inc.	792	63,970
DTE Energy Co.	687	75,240
E.ON SE	6,694	58,623
Engie SA	3,398	51,932
Innogy SE(a)	2,098	86,093
National Grid PLC	4,604	64,662
NiSource, Inc.	2,608	67,991
Public Service Enterprise Group, Inc.	1,187	53,308
RWE AG(b)	2,734	55,607
SCANA Corp.	783	53,401
Sempra Energy	547	63,720
Suez	3,280	59,778
United Utilities Group PLC	6,181	82,014
Veolia Environnement SA	2,624	57,750
WEC Energy Group, Inc.	1,055	66,212

		1,478,088

Gas Utilities – 0.1%
APA Group	4,738	33,709
Atmos Energy Corp.	860	71,647
Gas Natural SDG SA	2,625	66,206
Hong Kong & China Gas Co., Ltd.	27,588	58,956
Osaka Gas Co., Ltd.	10,000	39,497
Toho Gas Co., Ltd.	4,000	30,852
Tokyo Gas Co., Ltd.	6,000	31,155
UGI Corp.	1,317	67,404

		399,426

Water Utilities – 0.1%
American Water Works Co., Inc.	869	67,938
Severn Trent PLC	2,353	75,857

		143,795

Independent Power and Renewable Electricity Producers – 0.1%
AES Corp./VA	4,046	47,257
Calpine Corp.(b)	1,855	23,837
Electric Power Development Co., Ltd.	1,303	34,625
Meridian Energy Ltd.	16,289	32,892

		138,611

		4,601,752

Energy – 1.6%
Oil, Gas & Consumable Fuels – 1.5%
AltaGas Ltd.	3,076	68,563
Anadarko Petroleum Corp.	586	29,611
Antero Resources Corp.(b)	1,271	26,144

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 51

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Apache Corp.	607	$28,383
ARC Resources Ltd.	2,540	31,721
BP PLC	13,599	82,159
Cabot Oil & Gas Corp.	1,013	22,478
Caltex Australia Ltd.	2,288	56,297
Cameco Corp.	2,728	25,142
Canadian Natural Resources Ltd. (Toronto)	1,035	29,835
Cenovus Energy, Inc.	2,621	23,380
Cheniere Energy, Inc.(b)	609	29,670
Chevron Corp.	461	47,704
China Petroleum & Chemical Corp. – Class H	470,000	385,003
China Shenhua Energy Co., Ltd. – Class H	199,000	483,933
Cimarex Energy Co.	268	28,826
Concho Resources, Inc.(b)	241	30,554
ConocoPhillips	716	31,998
Continental Resources, Inc./OK(b)	603	22,673
Crescent Point Energy Corp.	2,365	20,519
Devon Energy Corp.	669	22,733
Diamondback Energy, Inc.(b)	286	26,529
Enagas SA	3,496	103,974
Enbridge, Inc. (Toronto)	1,314	50,582
Encana Corp.	2,016	19,595
Eni SpA	4,936	78,458
EOG Resources, Inc.	364	32,873
EQT Corp.	539	29,791
Exxon Mobil Corp.	713	57,397
Galp Energia SGPS SA	4,711	72,702
Hess Corp.	565	25,928
HollyFrontier Corp.	1,019	24,354
Husky Energy, Inc.(b)	3,080	35,455
Idemitsu Kosan Co., Ltd.	1,300	36,441
Imperial Oil Ltd.	1,534	43,402
Inpex Corp.	4,500	41,488
Inter Pipeline Ltd.	3,237	64,100
JXTG Holdings, Inc.	10,100	44,056
Keyera Corp.	1,731	51,513
Kinder Morgan, Inc./DE	1,880	35,269
Koninklijke Vopak NV	1,705	77,229
Lundin Petroleum AB(b)	2,787	54,158
Marathon Oil Corp.	1,390	18,098
Marathon Petroleum Corp.	622	32,369
Murphy Oil Corp.	914	22,311
Neste Oyj	1,560	61,902
Newfield Exploration Co.(b)	746	24,230
Noble Energy, Inc.	924	26,510

52 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Occidental Petroleum Corp.	693	$40,839
Oil Search Ltd.	7,596	40,173
OMV AG	1,553	81,103
ONEOK, Inc.	703	34,925
Origin Energy Ltd.(b)	6,206	35,418
Parsley Energy, Inc. – Class A(b)	749	22,208
Pembina Pipeline Corp.	2,006	64,107
Peyto Exploration & Development Corp.	1,639	29,714
Phillips 66	607	46,199
Pioneer Natural Resources Co.	178	29,701
PrairieSky Royalty Ltd.	1,883	40,619
Range Resources Corp.	940	21,676
Repsol SA	4,690	78,833
Royal Dutch Shell PLC – Class A	3,106	84,420
Royal Dutch Shell PLC – Class B	3,120	86,369
Santos Ltd.(b)	11,768	29,473
Seven Generations Energy Ltd.(b)	1,456	26,116
Showa Shell Sekiyu KK	4,200	38,590
Snam SpA	22,765	104,389
Southwestern Energy Co.(b)	2,381	14,429
Statoil ASA	4,590	80,040
Suncor Energy, Inc. (Toronto)	1,483	46,416
Targa Resources Corp.	621	28,523
Tesoro Corp.	483	40,205
TOTAL SA	1,632	86,215
Tourmaline Oil Corp.(b)	1,532	30,632
TransCanada Corp.	1,444	67,034
Valero Energy Corp.	618	37,988
Veresen, Inc.	442	6,007
Vermilion Energy, Inc.	920	28,788
Williams Cos., Inc. (The)	1,051	30,059
Woodside Petroleum Ltd.	1,843	44,037

		4,193,285

Energy Equipment & Services – 0.1%
Baker Hughes, Inc.	758	41,804
Core Laboratories NV(e)	280	28,627
Halliburton Co.	747	33,757
Helmerich & Payne, Inc.	490	25,803
National Oilwell Varco, Inc.	851	27,802
Petrofac Ltd.	6,919	33,972
Saipem SpA(b)	858	3,494
Schlumberger Ltd.	606	42,172
TechnipFMC PLC(b)	994	28,776
Tenaris SA	3,797	57,520
Weatherford International PLC(b)(e)	2,627	12,610

		336,337

		4,529,622

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 53

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Real Estate – 1.1%
Equity Real Estate Investment Trusts (REITs) – 0.8%
Alexandria Real Estate Equities, Inc.	370	$43,172
American Tower Corp.	354	46,441
Ascendas Real Estate Investment Trust	9,200	17,410
AvalonBay Communities, Inc.	234	44,750
Boston Properties, Inc.	360	43,675
British Land Co. PLC (The)	5,156	42,143
Brixmor Property Group, Inc.	1,101	19,862
Camden Property Trust	472	39,322
CapitaLand Commercial Trust	14,000	16,786
CapitaLand Mall Trust	12,000	17,253
Colony NorthStar, Inc. – Class A	3,138	44,340
Crown Castle International Corp.	494	50,215
Daiwa House REIT Investment Corp.	6	15,447
Dexus	2,267	17,479
Digital Realty Trust, Inc.	378	44,676
Duke Realty Corp.	1,323	37,930
Equinix, Inc.	91	40,132
Equity Residential	641	41,723
Essex Property Trust, Inc.	185	47,530
Extra Space Storage, Inc.	489	37,883
Federal Realty Investment Trust	282	34,613
Fonciere Des Regions	424	39,535
Gecina SA	296	45,474
GGP, Inc.	1,214	27,048
Goodman Group	2,849	17,969
GPT Group (The)	4,611	17,933
H&R Real Estate Investment Trust	3,643	61,811
Hammerson PLC	5,647	42,670
HCP, Inc.	1,144	35,853
Host Hotels & Resorts, Inc.	1,706	30,691
ICADE	547	44,101
Intu Properties PLC	9,375	32,893
Iron Mountain, Inc.	1,144	39,949
Japan Prime Realty Investment Corp.	6	22,944
Japan Real Estate Investment Corp.	4	21,013
Japan Retail Fund Investment Corp.	8	15,542
Kimco Realty Corp.	1,471	25,801
Klepierre	1,062	44,357
Land Securities Group PLC	3,299	45,528
Liberty Property Trust	1,003	41,213
Link REIT	3,000	23,662
Macerich Co. (The)	493	28,303
Mid-America Apartment Communities, Inc.	487	49,645

54 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Mirvac Group	10,349	$17,510
National Retail Properties, Inc.	864	33,152
Nippon Building Fund, Inc.	4	21,309
Nippon Prologis REIT, Inc.	7	15,207
Nomura Real Estate Master Fund, Inc.	12	18,052
Prologis, Inc.	721	40,044
Public Storage	203	43,716
Realty Income Corp.	678	37,243
Regency Centers Corp.	664	40,411
RioCan Real Estate Investment Trust (Toronto)	3,105	58,153
SBA Communications Corp.(b)	280	38,690
Scentre Group	5,795	18,312
Segro PLC	5,086	32,993
Simon Property Group, Inc.	199	30,696
SL Green Realty Corp.	359	36,270
Smart Real Estate Investment Trust	1,619	36,890
Stockland	5,177	18,127
Suntec Real Estate Investment Trust	13,300	17,624
UDR, Inc.	1,200	46,332
Unibail-Rodamco SE	156	40,276
United Urban Investment Corp.	12	17,661
Ventas, Inc.	613	40,758
VEREIT, Inc.	3,437	28,424
Vicinity Centres	8,394	17,195
Vornado Realty Trust	465	42,873
Welltower, Inc.	621	45,047
Westfield Corp.	2,599	16,354
Weyerhaeuser Co.	1,110	36,586

		2,382,622

Real Estate Management & Development – 0.3%
Aeon Mall Co., Ltd.	900	16,848
CapitaLand Ltd.	6,700	17,232
CBRE Group, Inc. – Class A(b)	938	32,717
Cheung Kong Property Holdings Ltd.	2,684	20,122
City Developments Ltd.	2,300	17,688
Daito Trust Construction Co., Ltd.	100	15,772
Daiwa House Industry Co., Ltd.	500	16,333
Deutsche Wohnen AG	1,099	43,136
First Capital Realty, Inc.	2,575	38,372
Global Logistic Properties Ltd.	8,000	16,768
Hang Lung Group Ltd.	4,000	16,578
Hang Lung Properties Ltd.	7,000	18,096
Henderson Land Development Co., Ltd.	3,150	20,336
Hongkong Land Holdings Ltd.	2,200	16,629

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 55

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Hulic Co., Ltd.	1,800	$17,000
Hysan Development Co., Ltd.	4,000	18,885
Jones Lang LaSalle, Inc.	249	28,752
Kerry Properties Ltd.	4,500	15,907
LendLease Group	1,330	16,122
Mitsubishi Estate Co., Ltd.	900	16,819
Mitsui Fudosan Co., Ltd.	700	16,548
New World Development Co., Ltd.	16,287	20,240
Nomura Real Estate Holdings, Inc.	800	17,233
Sino Land Co., Ltd.	10,000	17,385
Sumitomo Realty & Development Co., Ltd.	1,000	30,133
Sun Hung Kai Properties Ltd.	1,000	14,788
Swire Pacific Ltd. – Class A	2,500	24,565
Swire Properties Ltd.	5,200	17,341
Swiss Prime Site AG (REG)(b)	732	67,435
Tokyo Tatemono Co., Ltd.	1,300	17,830
Tokyu Fudosan Holdings Corp.	2,900	17,394
UOL Group Ltd.	3,428	17,341
Vonovia SE	1,235	48,567
Wharf Holdings Ltd. (The)	2,000	16,991
Wheelock & Co., Ltd.	2,000	14,955

		778,858

		3,161,480

Telecommunication Services – 0.7%
Diversified Telecommunication Services – 0.5%
AT&T, Inc.	2,120	81,684
BCE, Inc.	3,032	137,387
BT Group PLC	7,665	30,457
CenturyLink, Inc.(e)	2,187	54,566
Deutsche Telekom AG (REG)	2,256	44,977
Elisa Oyj	1,116	43,428
Frontier Communications Corp.(e)	37,120	48,627
HKT Trust & HKT Ltd. – Class SS	15,000	19,634
Iliad SA	138	35,808
Inmarsat PLC	3,662	37,806
Koninklijke KPN NV	12,242	41,713
Level 3 Communications, Inc.(b)	1,156	68,805
Nippon Telegraph & Telephone Corp.	600	28,855
Orange SA	2,176	38,233
PCCW Ltd.	34,000	19,794
Proximus SADP	1,770	63,651
SFR Group SA(b)	1,130	39,863
Singapore Telecommunications Ltd.	7,300	19,721
Spark New Zealand Ltd.	7,582	20,201
Swisscom AG (REG)	114	54,719

56 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

TDC A/S		5,676	$33,857
Telecom Italia SpA/Milano (ordinary shares)(b)		31,583	29,649
Telecom Italia SpA/Milano (savings shares)		39,625	30,586
Telefonica Deutschland Holding AG		7,772	38,698
Telefonica SA		3,229	36,003
Telenor ASA		2,325	38,469
Telia Co. AB		12,753	58,318
Telstra Corp., Ltd.		7,921	25,884
TELUS Corp.		3,412	116,036
TPG Telecom Ltd.		4,421	19,351
Verizon Communications, Inc.		1,696	79,101
Vocus Group Ltd.		10,099	21,157
Zayo Group Holdings, Inc.(b)		1,513	48,658

			1,505,696

Wireless Telecommunication Services – 0.2%
KDDI Corp.		800	22,203
Millicom International Cellular SA		591	34,577
NTT DOCOMO, Inc.		1,000	24,575
Rogers Communications, Inc. – Class B		2,193	102,276
SoftBank Group Corp.		200	16,238
Sprint Corp.(b)(e)		2,737	23,237
StarHub Ltd.		10,000	19,508
T-Mobile US, Inc.(b)		690	46,520
Tele2 AB – Class B		4,849	49,844
Vodafone Group PLC		17,886	53,414

			392,392

			1,898,088

Total Common Stocks (cost $54,329,602)			64,119,287

		Principal Amount (000)
COLLATERALIZED MORTGAGE OBLIGATIONS – 3.9%
Risk Share Floating Rate – 3.9%
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C03, Class 2M2 6.02% (LIBOR 1 Month + 5.00%), 7/25/25(f)	U.S.$	8,745	9,708,606

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 57

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2015-C03, Class 1M2 6.02% (LIBOR 1 Month + 5.00%), 7/25/25(f)	U.S.$	1,398	$1,559,834

Total Collateralized Mortgage Obligations (cost $10,174,247)			11,268,440

		Shares
PREFERRED STOCKS – 1.4%
Financials – 1.4%
Equity Real Estate Investment Trusts (REITs) – 1.4%
Apartment Investment & Management Co. 6.875%(e)		42,000	1,138,620
Hersha Hospitality Trust 6.875%		60,000	1,521,600
Pebblebrook Hotel Trust 6.50%(e)		58,525	1,473,660

Total Preferred Stocks (cost $4,013,125)			4,133,880

		Principal Amount (000)
GOVERNMENTS – SOVEREIGN BONDS – 0.4%
Mexico – 0.4%
Mexico Government International Bond 4.12%, 1/21/26(e) (cost $1,170,627)	U.S.$	1,174	1,218,612

EMERGING MARKETS – CORPORATE BONDS – 0.2%
Industrial – 0.2%
Energy – 0.2%
Petrobras Global Finance BV 5.62%, 5/20/43 (cost $509,218)		768	633,339

		Shares
RIGHTS – 0.0%
Consumer Staples – 0.0%
Food & Staples Retailing – 0.0%
Safeway, Inc., expiring 2/02/17(b)(e)		620	31
Safeway, Inc., expiring 2/02/19(b)(e)		620	629

			660

58 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Industrials – 0.0%
Aerospace & Defense – 0.0%
Rolls-Royce Holdings PLC, expiring 12/31/99(b)(c)(d)	90,241	$116

Total Rights (cost $763)		776

	Contracts
OPTIONS PURCHASED – CALLS – 0.2%
Options on Forward Contracts – 0.1%
USD/BRL Expiration: Aug 2017, Exercise Price: USD 3.30(b)(g)	2,900,000	79,898
USD/BRL Expiration: Aug 2017, Exercise Price: USD 3.21(b)(g)	5,700,000	85,762
USD/RUB Expiration: Jun 2017, Exercise Price: USD 57.20(b)(g)	5,800,000	77,923
USD/TRY Expiration: Jun 2017, Exercise Price: USD 3.70(b)(g)	2,300,000	98,205
USD/ZAR Expiration: Jul 2017, Exercise Price: USD 12.80(b)(g)	3,500,000	25,806
USD/ZAR Expiration: Jul 2017, Exercise Price: USD 13.25(b)(g)	2,300,000	50,986

		418,580

Options on Funds and Investment Trusts – 0.1%
SPDR S&P 500 ETF Trust Expiration: Jun 2017, Exercise Price: $ 241.00(b)(h)	600	121,500
SPDR S&P 500 ETF Trust Expiration: Jun 2017, Exercise Price: $ 244.00(b)(h)	600	31,800

		153,300

Total Options Purchased – Calls (premiums paid $432,501)		571,880

OPTIONS PURCHASED – PUTS – 0.0%
Options on Forward Contracts – 0.0%
EUR/JPY/AUD Expiration: Jun 2017, Exercise Price: USD 1.00(b)(g) (premiums paid $18,349)	11,540,000	12

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 59

PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 9.2%
Investment Companies – 5.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.64%(i)(j) (cost $16,000,720)		16,000,720	$16,000,720

		Principal Amount (000)
U.S. Treasury Bills – 3.6%
U.S. Treasury Bill Zero Coupon, 6/08/17	U.S.$	3,000	2,999,573
Zero Coupon, 8/10/17(k)		7,500	7,487,203

Total U.S. Treasury Bills (cost $10,486,776)			10,486,776

Total Short-Term Investments (cost $26,487,496)			26,487,496

Total Investments Before Security Lending Collateral for Securities Loaned – 92.4% (cost $257,646,076)			267,309,917

		Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.64%(i)(j) (cost $2,050,665)		2,050,665	2,050,665

Total Investments – 93.1% (cost $259,696,741)			269,360,582
Other assets less liabilities – 6.9%			20,070,711

Net Assets – 100.0%			$289,431,293

60 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

FUTURES (see Note D)

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	35	June 2017	$3,276,299	$3,424,589	$148,290
Bcom Commodity Index Futures	983	June 2017	8,248,554	8,139,240	(109,314)
Brent Crude Futures	35	June 2017	1,838,774	1,776,600	(62,174)
Brent Crude Futures	17	September 2017	890,938	875,840	(15,098)
Canadian 10 Yr Bond Futures	187	September 2017	19,997,902	20,136,225	138,323
Cattle Feeder Futures	31	August 2017	2,212,120	2,364,913	152,793
Cocoa Futures	69	July 2017	1,455,858	1,413,120	(42,738)
Coffee Robusta Futures	74	July 2017	1,617,707	1,476,300	(141,407)
Coffee ‘C’ Futures	63	July 2017	3,222,052	3,055,894	(166,158)
Copper Futures	57	July 2017	3,659,243	3,676,500	17,257
Corn Futures	131	July 2017	2,445,663	2,436,600	(9,063)
Cotton No. 2 Futures	49	July 2017	1,874,884	1,886,010	11,126
Cotton No. 2 Futures	79	December 2017	2,928,787	2,875,205	(53,582)
Euro STOXX 50 Index Futures	535	June 2017	20,222,091	21,353,243	1,131,152
FTSE 100 Index Futures	18	June 2017	1,689,521	1,741,264	51,743
Gasoline RBOB Futures	21	June 2017	1,507,677	1,408,113	(99,564)
Gold 100 OZ Futures	35	August 2017	4,417,766	4,463,900	46,134
Hang Seng Index Futures	3	June 2017	490,562	490,488	(74)
KC HRW Wheat Futures	83	July 2017	1,782,209	1,791,763	9,554
Lean Hogs Futures	55	July 2017	1,748,127	1,826,550	78,423
Lean Hogs Futures	18	August 2017	574,144	591,660	17,516
Live Cattle Futures	80	August 2017	3,786,730	3,894,400	107,670
LME Lead Futures	34	July 2017	1,858,841	1,796,262	(62,579)
LME Nickel Futures	17	June 2017	962,957	910,962	(51,995)
LME Nickel Futures	25	July 2017	1,437,106	1,342,200	(94,906)

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 61

PORTFOLIO OF INVESTMENTS (continued)

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2017	Unrealized Appreciation/ (Depreciation)
LME Primary Aluminum Futures	103	July 2017	$4,978,613	$4,953,656	$(24,957)
LME Zinc Futures	15	June 2017	975,252	971,250	(4,002)
LME Zinc Futures	34	July 2017	2,201,654	2,206,175	4,521
Long Gilt Futures	85	September 2017	13,965,798	14,011,771	45,973
Low SU Gasoil Futures	41	July 2017	1,958,850	1,827,575	(131,275)
Mini MSCI Emerging Market Futures	329	June 2017	15,818,941	16,512,510	693,569
Natural Gas Futures	42	June 2017	1,390,305	1,289,820	(100,485)
Nikkei 225 (CME) Futures	162	June 2017	15,643,139	15,936,750	293,611
NY Harbor USLD Futures	28	June 2017	1,926,753	1,785,050	(141,703)
Palladium Futures	40	September 2017	3,002,161	3,263,800	261,639
Platinum Futures	56	July 2017	2,718,059	2,660,840	(57,219)
Russell 2000 E Mini Futures	98	June 2017	6,735,473	6,708,590	(26,883)
S&P Mid 400 E-Mini Futures	19	June 2017	3,263,221	3,268,000	4,779
S&P TSX 60 Index Futures	21	June 2017	2,854,525	2,814,095	(40,430)
Silver Futures	26	July 2017	2,394,790	2,262,780	(132,010)
Soybean Futures	94	July 2017	1,806,201	1,767,576	(38,625)
Soybean Futures	64	July 2017	3,083,436	2,931,200	(152,236)
Soybean Meal Futures	69	July 2017	2,186,514	2,056,890	(129,624)
SPI 200 Futures	4	June 2017	428,451	426,511	(1,940)
Sugar 11 (World) Futures	73	June 2017	1,352,066	1,215,771	(136,295)
TOPIX Index Futures	12	June 2017	1,669,785	1,701,129	31,344
Wheat (CBT) Futures	78	July 2017	1,699,819	1,674,075	(25,744)
WTI Crude Futures	18	June 2017	953,685	869,760	(83,925)
WTI Crude Futures	17	November 2017	860,243	835,040	(25,203)

Sold Contracts
Coffee Robusta Futures	119	July 2017	2,386,768	2,374,050	12,718
Cotton No. 2 Futures	62	July 2017	2,411,849	2,386,380	25,469
Euro-Bund Futures	74	June 2017	13,332,797	13,493,313	(160,516)
LME Nickel Futures	17	June 2017	989,552	910,962	78,590
LME Nickel Futures	21	July 2017	1,182,202	1,127,448	54,754
LME Zinc Futures	15	June 2017	956,054	971,250	(15,196)
S&P 500 E-Mini Futures	18	June 2017	2,126,924	2,169,990	(43,066)
Wheat (CBT) Futures	43	September 2017	945,359	954,063	(8,704)

					$1,028,258

62 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	AUD	2,367	USD	1,737	7/18/17	$(20,641)
Australia and New Zealand Banking Group Ltd.	AUD	2,263	USD	1,720	7/18/17	40,118
Australia and New Zealand Banking Group Ltd.	CAD	3,125	USD	2,327	7/18/17	12,027
Australia and New Zealand Banking Group Ltd.	EUR	2,762	CZK	73,198	7/18/17	19,560
Australia and New Zealand Banking Group Ltd.	NZD	816	USD	572	7/18/17	(5,409)
Australia and New Zealand Banking Group Ltd.	USD	1,137	AUD	1,526	7/18/17	(4,396)
Australia and New Zealand Banking Group Ltd.	USD	2,874	CHF	2,829	7/18/17	56,133
Australia and New Zealand Banking Group Ltd.	USD	1,163	JPY	128,626	7/18/17	381
Bank of America, NA	BRL	2,867	USD	878	7/05/17	(2,035)
Bank of America, NA	CAD	3,814	USD	2,875	7/18/17	48,818
Bank of America, NA	EUR	2,612	NOK	24,743	7/18/17	(11,224)
Bank of America, NA	JPY	321,569	EUR	2,594	7/18/17	11,457
Bank of America, NA	RUB	64,614	USD	1,118	7/18/17	(9,594)
Bank of America, NA	TRY	14,658	USD	3,957	7/18/17	(142,063)
Bank of America, NA	USD	7,488	HUF	2,130,311	7/18/17	288,727
Bank of America, NA	USD	1,714	RUB	99,405	7/18/17	21,177
Bank of America, NA	USD	4,117	TRY	15,126	7/18/17	113,469
Bank of America, NA	BRL	5,385	USD	1,558	8/22/17	(76,027)
Bank of America, NA	BRL	14,125	USD	4,239	8/23/17	(47,546)
Bank of America, NA	RUB	95,001	USD	1,394	10/17/17	(233,372)
Barclays Bank PLC	USD	2,445	TRY	8,810	6/08/17	47,274
Barclays Bank PLC	CAD	13,208	USD	9,789	6/15/17	9,522
Barclays Bank PLC	CZK	150,869	EUR	5,606	6/15/17	(134,790)
Barclays Bank PLC	EUR	10,674	USD	11,435	6/15/17	(564,209)
Barclays Bank PLC	GBP	5,053	USD	6,163	6/15/17	(350,692)
Barclays Bank PLC	JPY	3,761,940	USD	32,733	6/15/17	(1,253,169)
Barclays Bank PLC	TRY	4,956	USD	1,292	6/15/17	(107,375)
Barclays Bank PLC	USD	2,652	EUR	2,476	6/15/17	130,872
Barclays Bank PLC	USD	1,005	GBP	824	6/15/17	57,186
Barclays Bank PLC	USD	5,333	MYR	23,198	6/15/17	74,549
Barclays Bank PLC	CAD	1,572	USD	1,145	7/18/17	(19,290)
Barclays Bank PLC	EUR	5,377	USD	5,780	7/18/17	(274,682)
Barclays Bank PLC	HUF	1,277,898	EUR	4,108	7/18/17	(39,218)
Barclays Bank PLC	JPY	672,648	EUR	5,389	7/18/17	(17,581)
Barclays Bank PLC	JPY	434,177	EUR	3,628	7/18/17	156,673
Barclays Bank PLC	KRW	3,266,596	USD	2,864	7/18/17	(55,367)
Barclays Bank PLC	NOK	9,816	EUR	1,045	7/18/17	14,170
Barclays Bank PLC	NOK	14,550	USD	1,678	7/18/17	(45,633)
Barclays Bank PLC	TWD	86,665	USD	2,889	7/18/17	9,215
Barclays Bank PLC	USD	1,165	AUD	1,555	7/18/17	(10,325)
Barclays Bank PLC	USD	1,729	CAD	2,292	7/18/17	(31,199)
Barclays Bank PLC	USD	2,868	CAD	3,923	7/18/17	38,933

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 63

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	5,708	CNY	39,623	7/18/17	$91,474
Barclays Bank PLC	USD	5,743	EUR	5,287	7/18/17	210,841
Barclays Bank PLC	USD	1,147	JPY	124,625	7/18/17	(19,033)
Barclays Bank PLC	USD	290	JPY	32,828	7/18/17	7,086
Barclays Bank PLC	USD	1,711	KRW	1,938,361	7/18/17	22,055
Barclays Bank PLC	USD	1,156	NZD	1,648	7/18/17	10,413
Barclays Bank PLC	GBP	1,346	USD	1,749	9/15/17	9,076
Barclays Bank PLC	USD	1,450	NOK	12,130	9/15/17	(11,644)
BNP Paribas SA	CNY	19,726	USD	2,823	6/13/17	(69,243)
BNP Paribas SA	NZD	75	USD	52	6/15/17	(1,111)
BNP Paribas SA	AUD	1,560	USD	1,153	7/18/17	(4,947)
BNP Paribas SA	AUD	1,516	USD	1,144	7/18/17	18,753
BNP Paribas SA	EUR	2,613	JPY	322,013	7/18/17	(29,298)
BNP Paribas SA	USD	1,740	AUD	2,345	7/18/17	769
BNP Paribas SA	USD	2,882	CAD	3,844	7/18/17	(34,036)
BNP Paribas SA	USD	1,280	JPY	141,488	7/18/17	447
BNP Paribas SA	USD	3,489	MXN	67,691	7/18/17	113,296
BNP Paribas SA	USD	2,546	NZD	3,674	7/18/17	54,503
BNP Paribas SA	GBP	3,127	USD	4,071	9/15/17	28,828
BNP Paribas SA	JPY	667,754	EUR	5,400	9/15/17	41,765
BNP Paribas SA	USD	1,259	JPY	139,158	9/15/17	3,218
Brown Brothers Harriman & Co.	EUR	8,172	CZK	219,145	7/10/17	165,571
Citibank, NA	USD	1,105	ARS	17,909	6/09/17	2,808
Citibank, NA	CHF	3,302	USD	3,280	6/15/17	(132,151)
Citibank, NA	GBP	1,019	USD	1,242	6/15/17	(71,687)
Citibank, NA	SEK	8,224	USD	919	6/15/17	(27,573)
Citibank, NA	USD	2,075	CHF	2,034	6/15/17	26,447
Citibank, NA	USD	1,220	SEK	10,912	6/15/17	36,584
Citibank, NA	BRL	1,796	USD	560	7/05/17	8,487
Citibank, NA	USD	1,123	BRL	3,600	7/05/17	(18,515)
Citibank, NA	CAD	1,415	USD	1,035	7/18/17	(13,327)
Citibank, NA	CAD	3,839	USD	2,850	7/18/17	5,591
Citibank, NA	CHF	6,294	USD	6,410	7/18/17	(107,632)
Citibank, NA	EUR	2,538	TRY	10,402	7/18/17	51,038
Citibank, NA	HUF	1,653,145	USD	5,666	7/18/17	(368,976)
Citibank, NA	MXN	10,712	USD	558	7/18/17	(12,357)
Citibank, NA	NOK	14,642	USD	1,729	7/18/17	(5,186)
Citibank, NA	NZD	2,462	USD	1,726	7/18/17	(16,635)
Citibank, NA	PLN	8,282	USD	2,072	7/18/17	(153,071)
Citibank, NA	RUB	100,287	USD	1,716	7/18/17	(34,787)
Citibank, NA	TRY	6,224	USD	1,719	7/18/17	(21,665)
Citibank, NA	USD	1,737	ARS	27,923	7/18/17	(40,704)
Citibank, NA	USD	1,160	CAD	1,561	7/18/17	(3,152)
Citibank, NA	USD	4,004	CAD	5,458	7/18/17	39,598
Citibank, NA	USD	838	CHF	819	7/18/17	10,645
Citibank, NA	USD	1,724	CLP	1,161,340	7/18/17	(3,462)
Citibank, NA	USD	1,725	COP	5,073,923	7/18/17	2,995
Citibank, NA	USD	2,861	EUR	2,601	7/18/17	68,286
Citibank, NA	USD	1,158	HUF	335,622	7/18/17	67,461
Citibank, NA	USD	1,161	INR	76,002	7/18/17	12,459
Citibank, NA	USD	1,125	MXN	21,870	7/18/17	39,052

64 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	5,221	NOK	44,625	7/18/17	$64,739
Citibank, NA	USD	1,727	PEN	5,679	7/18/17	1,839
Citibank, NA	USD	6,100	RUB	355,732	7/18/17	109,025
Citibank, NA	USD	1,126	TRY	4,235	7/18/17	58,112
Citibank, NA	USD	1,141	ZAR	14,448	7/18/17	(48,020)
Citibank, NA	USD	575	ZAR	7,776	7/18/17	12,823
Citibank, NA	ZAR	14,610	USD	1,108	7/18/17	3,024
Citibank, NA	EUR	2,587	HUF	796,471	9/15/17	(8,187)
Citibank, NA	EUR	2,591	HUF	799,961	9/15/17	63
Citibank, NA	GBP	2,244	USD	2,884	9/15/17	(16,645)
Credit Suisse International	EUR	8,314	CZK	223,419	6/15/17	185,736
Credit Suisse International	BRL	1,304	USD	407	7/05/17	7,189
Credit Suisse International	CAD	1,542	USD	1,148	7/18/17	5,761
Credit Suisse International	EUR	3,243	CHF	3,460	7/18/17	(68,268)
Credit Suisse International	USD	1,754	HUF	498,294	7/18/17	65,501
Credit Suisse International	USD	986	CAD	1,324	9/15/17	(3,921)
Deutsche Bank AG	USD	2,059	JPY	235,099	6/12/17	64,573
Deutsche Bank AG	RUB	176,699	USD	2,997	6/20/17	(105,348)
Deutsche Bank AG	CZK	71,969	EUR	2,676	7/10/17	(63,550)
Goldman Sachs Bank USA	USD	716	BRL	2,253	7/05/17	(24,788)
Goldman Sachs Bank USA	USD	1,176	BRL	3,902	7/05/17	21,483
Goldman Sachs Bank USA	CAD	2,289	USD	1,716	7/18/17	19,633
Goldman Sachs Bank USA	EUR	3,250	USD	3,459	7/18/17	(201,138)
Goldman Sachs Bank USA	KRW	3,282,038	USD	2,858	7/18/17	(75,354)
Goldman Sachs Bank USA	USD	2,069	PLN	8,282	7/18/17	156,658
Goldman Sachs Bank USA	EUR	3,643	SEK	35,405	9/15/17	(17,533)
JPMorgan Chase Bank, NA	MYR	7,720	USD	1,783	6/08/17	(18,509)
JPMorgan Chase Bank, NA	USD	1,779	MYR	7,720	6/08/17	21,796
JPMorgan Chase Bank, NA	MYR	2,288	USD	528	6/15/17	(5,064)
JPMorgan Chase Bank, NA	USD	1,274	GBP	1,019	6/15/17	39,496
JPMorgan Chase Bank, NA	ZAR	18,804	USD	1,386	6/15/17	(44,688)
JPMorgan Chase Bank, NA	CHF	2,277	USD	2,306	7/18/17	(52,237)
JPMorgan Chase Bank, NA	CNY	33,119	USD	4,758	7/18/17	(89,611)
JPMorgan Chase Bank, NA	GBP	3,973	USD	4,972	7/18/17	(154,591)
JPMorgan Chase Bank, NA	INR	187,031	USD	2,895	7/18/17	6,928
JPMorgan Chase Bank, NA	JPY	192,967	EUR	1,557	7/18/17	7,369
JPMorgan Chase Bank, NA	KRW	1,966,043	USD	1,731	7/18/17	(26,798)
JPMorgan Chase Bank, NA	MXN	38,161	USD	1,995	7/18/17	(35,852)
JPMorgan Chase Bank, NA	NZD	2,477	USD	1,719	7/18/17	(34,591)
JPMorgan Chase Bank, NA	SGD	4,016	USD	2,849	7/18/17	(54,967)
JPMorgan Chase Bank, NA	USD	1,730	CHF	1,705	7/18/17	35,656
JPMorgan Chase Bank, NA	USD	4,974	GBP	3,973	7/18/17	152,497
JPMorgan Chase Bank, NA	USD	2,849	INR	184,728	7/18/17	3,739
JPMorgan Chase Bank, NA	USD	1,727	JPY	195,128	7/18/17	38,576
JPMorgan Chase Bank, NA	USD	1,739	KRW	1,969,449	7/18/17	21,657
JPMorgan Chase Bank, NA	USD	866	MXN	16,628	7/18/17	18,685
JPMorgan Chase Bank, NA	USD	2,892	MYR	12,500	7/18/17	16,142
JPMorgan Chase Bank, NA	USD	1,141	ZAR	15,504	7/18/17	31,403
Morgan Stanley Capital Services, Inc.	ZAR	7,288	USD	564	6/15/17	9,749

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 65

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.	CAD	3,937	USD	2,885	7/18/17	$(32,145)
Morgan Stanley Capital Services, Inc.	CAD	3,854	USD	2,856	7/18/17	1,043
Morgan Stanley Capital Services, Inc.	CHF	15,875	USD	15,910	7/18/17	(530,120)
Morgan Stanley Capital Services, Inc.	MXN	27,421	USD	1,443	7/18/17	(16,717)
Morgan Stanley Capital Services, Inc.	NOK	14,696	EUR	1,570	7/18/17	27,500
Morgan Stanley Capital Services, Inc.	NOK	9,935	USD	1,156	7/18/17	(20,597)
Morgan Stanley Capital Services, Inc.	NZD	3,321	USD	2,292	7/18/17	(59,140)
Morgan Stanley Capital Services, Inc.	USD	4,175	CHF	4,157	7/18/17	130,182
Morgan Stanley Capital Services, Inc.	USD	1,166	JPY	131,547	7/18/17	24,231
Morgan Stanley Capital Services, Inc.	ZAR	19,415	USD	1,458	7/18/17	(10,007)
Morgan Stanley Capital Services, Inc.	USD	1,760	SEK	15,174	9/15/17	(3,484)
Royal Bank of Scotland PLC	AUD	7,234	USD	5,432	6/15/17	58,124
Royal Bank of Scotland PLC	HKD	6,698	USD	864	6/15/17	3,874
Royal Bank of Scotland PLC	USD	4,190	ZAR	55,719	6/15/17	48,440
Royal Bank of Scotland PLC	USD	2,840	CNY	19,704	6/19/17	48,700
Royal Bank of Scotland PLC	INR	188,056	USD	2,904	6/27/17	(5,449)
Royal Bank of Scotland PLC	BRL	3,612	USD	1,128	7/05/17	19,879
Royal Bank of Scotland PLC	USD	2,918	BRL	9,349	7/05/17	(50,178)
Royal Bank of Scotland PLC	ZAR	23,610	USD	1,741	7/05/17	(48,117)
Royal Bank of Scotland PLC	CLP	771,467	USD	1,143	7/18/17	(483)
Royal Bank of Scotland PLC	CLP	779,114	USD	1,166	7/18/17	11,847
Royal Bank of Scotland PLC	CNY	10,078	USD	1,447	7/18/17	(27,956)
Royal Bank of Scotland PLC	COP	5,057,144	USD	1,695	7/18/17	(27,367)
Royal Bank of Scotland PLC	COP	11,273,896	USD	3,850	7/18/17	10,868
Royal Bank of Scotland PLC	INR	234,225	USD	3,572	7/18/17	(45,019)
Royal Bank of Scotland PLC	INR	186,886	USD	2,901	7/18/17	15,454
Royal Bank of Scotland PLC	KRW	1,294,333	USD	1,147	7/18/17	(9,431)
Royal Bank of Scotland PLC	SGD	3,235	USD	2,295	7/18/17	(44,391)
Royal Bank of Scotland PLC	TWD	140,326	USD	4,607	7/18/17	(55,699)
Royal Bank of Scotland PLC	USD	2,317	CAD	3,092	7/18/17	(25,873)
Royal Bank of Scotland PLC	USD	2,013	CLP	1,315,001	7/18/17	(64,772)
Royal Bank of Scotland PLC	USD	718	COP	2,071,983	7/18/17	(12,443)
Royal Bank of Scotland PLC	USD	3,079	COP	9,185,134	7/18/17	48,093
Royal Bank of Scotland PLC	USD	2,871	EUR	2,669	7/18/17	134,829
Royal Bank of Scotland PLC	USD	9,729	INR	633,771	7/18/17	56,335
Royal Bank of Scotland PLC	USD	1,705	KRW	1,940,048	7/18/17	28,785
Royal Bank of Scotland PLC	USD	1,714	NOK	14,656	7/18/17	21,810
Royal Bank of Scotland PLC	USD	1,794	PEN	5,939	7/18/17	13,380
Royal Bank of Scotland PLC	USD	2,904	SGD	4,015	7/18/17	(703)
Royal Bank of Scotland PLC	USD	4,122	TWD	123,285	7/18/17	(25,742)

66 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	USD	3,436	TWD	103,706	7/18/17	$9,671
Royal Bank of Scotland PLC	USD	1,061	BRL	3,589	8/18/17	29,290
Royal Bank of Scotland PLC	TWD	34,670	USD	1,161	8/21/17	7,477
Royal Bank of Scotland PLC	USD	1,162	TWD	34,670	8/21/17	(8,255)
Royal Bank of Scotland PLC	USD	1,663	ARS	27,334	8/23/17	(27,915)
Royal Bank of Scotland PLC	USD	2,910	TWD	87,324	9/15/17	(1,341)
Royal Bank of Scotland PLC	USD	2,911	TWD	86,617	9/20/17	(25,039)
Standard Chartered Bank	CZK	72,550	EUR	2,699	6/15/17	(61,849)
Standard Chartered Bank	CNY	31,362	USD	4,531	7/18/17	(59,317)
Standard Chartered Bank	EUR	4,277	NOK	39,136	7/18/17	(181,662)
Standard Chartered Bank	NOK	9,679	EUR	1,026	7/18/17	8,743
Standard Chartered Bank	USD	2,870	EUR	2,654	7/18/17	118,817
Standard Chartered Bank	USD	7,628	JPY	851,536	7/18/17	76,961
Standard Chartered Bank	USD	2,307	SGD	3,194	7/18/17	3,086
State Street Bank & Trust Co.	AUD	131	USD	99	6/15/17	1,682
State Street Bank & Trust Co.	CHF	136	USD	135	6/15/17	(5,274)
State Street Bank & Trust Co.	DKK	3,313	USD	476	6/15/17	(24,689)
State Street Bank & Trust Co.	EUR	2,428	USD	2,608	6/15/17	(121,741)
State Street Bank & Trust Co.	GBP	537	USD	670	6/15/17	(22,030)
State Street Bank & Trust Co.	HKD	756	USD	97	6/15/17	391
State Street Bank & Trust Co.	JPY	90,385	USD	796	6/15/17	(20,734)
State Street Bank & Trust Co.	NOK	2,818	USD	328	6/15/17	(5,158)
State Street Bank & Trust Co.	NZD	9,201	USD	6,350	6/15/17	(166,443)
State Street Bank & Trust Co.	SEK	10,912	USD	1,228	6/15/17	(28,837)
State Street Bank & Trust Co.	SGD	621	USD	438	6/15/17	(10,317)
State Street Bank & Trust Co.	USD	144	AUD	193	6/15/17	(287)
State Street Bank & Trust Co.	USD	3,678	EUR	3,426	6/15/17	172,548
State Street Bank & Trust Co.	USD	147	JPY	15,944	6/15/17	(3,232)
State Street Bank & Trust Co.	USD	225	JPY	25,255	6/15/17	3,380
State Street Bank & Trust Co.	USD	52	NZD	75	6/15/17	1,237
State Street Bank & Trust Co.	USD	193	SEK	1,727	6/15/17	6,286
State Street Bank & Trust Co.	CNY	24,802	USD	3,565	7/18/17	(65,473)
State Street Bank & Trust Co.	EUR	2,688	TRY	10,786	7/18/17	(10,737)
State Street Bank & Trust Co.	JPY	12,065	USD	106	7/18/17	(3,084)
State Street Bank & Trust Co.	SEK	11,921	USD	1,344	7/18/17	(31,385)
State Street Bank & Trust Co.	TRY	3,727	USD	1,014	7/18/17	(27,869)
State Street Bank & Trust Co.	USD	2,870	CNY	19,851	7/18/17	35,285
State Street Bank & Trust Co.	USD	7,157	EUR	6,569	7/18/17	240,919
State Street Bank & Trust Co.	USD	301	NZD	433	7/18/17	5,279
State Street Bank & Trust Co.	USD	1,344	SEK	11,921	7/18/17	31,520
State Street Bank & Trust Co.	ZAR	11,364	USD	827	7/18/17	(32,796)
State Street Bank & Trust Co.	JPY	2,341,514	USD	21,226	9/06/17	(6,292)
State Street Bank & Trust Co.	AUD	133	USD	98	9/15/17	(704)
State Street Bank & Trust Co.	CHF	158	USD	161	9/15/17	(2,923)
State Street Bank & Trust Co.	EUR	158	USD	175	9/15/17	(3,686)
State Street Bank & Trust Co.	GBP	161	USD	208	9/15/17	146
State Street Bank & Trust Co.	JPY	53,986	USD	483	9/15/17	(6,342)
State Street Bank & Trust Co.	TRY	2,218	USD	579	9/15/17	(30,345)

						$(2,981,527)

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PORTFOLIO OF INVESTMENTS (continued)

CURRENCY OPTIONS WRITTEN (see Note D)

Description	Exercise Price		Expiration Date	Contracts (000)		Premiums Received	U.S. $ Value
Put – CAD vs. MXN	CAD	14.680	August 2017	CAD	3,900	$28,794	$(17,663)
Put – USD vs. BRL	BRL	3.700	August 2017	USD	2,900	55,883	(10,275)
Put – USD vs. BRL		3.570	August 2017		5,700	88,265	(39,682)
Put – USD vs. CNH	CNH	7.082	June 2017		11,400	44,460	(1,471)
Put – USD vs. RUB	RUB	62.200	June 2017		5,800	63,510	(2,372)
Put – USD vs. RUB		77.616	October 2017		6,000	185,460	(4,524)
Put – USD vs. TRY	TRY	4.050	June 2017		2,300	31,625	(534)
Put – USD vs. ZAR	ZAR	14.710	July 2017		3,500	50,540	(3,633)
Put – USD vs. ZAR		14.750	July 2017		2,300	35,144	(2,735)

						$583,681	$(82,889)

PUT OPTIONS WRITTEN (see Note D)

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
iShares MSCI Emerging Markets ETF(h)	9,710	$39.00	June 2017	$116,099	$(82,535)
SPDR S&P 500 ETF Trust(h)	1,544	221.00	June 2017	115,731	(11,580)
SPDR S&P 500 ETF Trust(h)	1,804	222.00	June 2017	102,748	(15,334)

				$334,578	$(109,449)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at May 31, 2017	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse Securities (USA) LLC/(INTRCONX)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00%	2.71%	$12,375	$1,167,036	$878,396
CDX-NAIG Series 26, 5 Year Index, 6/20/21*	1.00	0.45	18,750	440,102	275,510

				$1,607,138	$1,153,906

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC/(CME Group)	AUD	15,000	7/09/25	6 Month BBSW	3.168%	$584,379

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PORTFOLIO OF INVESTMENTS (continued)

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC/(CME Group)	AUD	4,740	2/23/27	6 Month BBSW	3.040%	$133,324
Credit Suisse Securities (USA) LLC/(CME Group)	NZD	20,260	2/24/27	3 Month BKBM	3.508%	532,499
Credit Suisse Securities (USA) LLC/(CME Group)	AUD	9,490	2/27/27	6 Month BBSW	2.975%	224,486
Credit Suisse Securities (USA) LLC/(CME Group)	NZD	10,120	2/28/27	3 Month BKBM	3.445%	191,410

						$1,666,098

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at May 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Goldman Sachs International
iTraxx Australia Series 24, 5 Year Index, 12/20/20*	(1.00)%	0.51%	$1,110	$(21,041)	$8,621	$(29,662)
iTraxx Australia Series 24, 5 Year Index, 12/20/20*	(1.00)	0.51	1,490	(28,244)	11,575	(39,819)

Sale Contracts
Deutsche Bank AG
iTraxx Australia Series 24, 5 Year Index, 12/20/20*	1.00	0.51	2,600	49,286	(22,141)	71,427

				$1	$(1,945)	$1,946

*	Termination date

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, the aggregate market value of these securities amounted to $525,156 or 0.2% of net assets.

(b)	Non-income producing security.

(c)	Fair valued by the Adviser.

(d)	Illiquid security.

(e)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(f)	Floating Rate Security. Stated interest/floor rate was in effect at May 31, 2017.

(g)	One contract relates to 1 share.

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PORTFOLIO OF INVESTMENTS (continued)

(h)	One contract relates to 100 shares.

(i)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(k)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

Currency Abbreviations:

ARS – Argentine Peso

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

ASX – Australian Stock Exchange

BBSW – Bank Bill Swap Reference Rate (Australia)

BKBM – Bank Bill Benchmark (New Zealand)

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CME – Chicago Mercantile Exchange

CPI – Consumer Price Index

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

GDR – Global Depositary Receipt

HK – Hong Kong

INTRCONX – Inter-Continental Exchange

KC HRW – Kansas City Hard Red Winter

LIBOR – London Interbank Offered Rates

LME – London Metal Exchange

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PORTFOLIO OF INVESTMENTS (continued)

MSCI – Morgan Stanley Capital International

RBOB – Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)

REG – Registered Shares

REIT – Real Estate Investment Trust

RSP – Risparmio (Convertible Savings Shares)

SPDR – Standard & Poor’s Depository Receipt

SPI – Share Price Index

TIPS – Treasury Inflation Protected Security

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

WTI – West Texas Intermediate

See notes to financial statements.

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CONSOLIDATED STATEMENT OF ASSETS & LIABILITIES

May 31, 2017 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $241,645,356)	$251,309,197 (a)
Affiliated issuers (cost $18,051,385—including investment of cash collateral for securities loaned of $2,050,665)	18,051,385
Cash collateral due from broker	10,959,592
Foreign currencies, at value (cost $23,907,790)	23,821,313
Unrealized appreciation on forward currency exchange contracts	4,935,751
Unaffiliated interest and dividends receivable	436,163
Receivable for investment securities sold and foreign currency transactions	109,156
Unrealized appreciation on credit default swaps	71,427
Receivable for variation margin on exchange-traded derivatives	48,085
Receivable for capital stock sold	28,337
Due from custodian	28,091
Upfront premiums paid on credit default swaps	20,196
Affiliated dividends receivable	8,484

Total assets	309,827,177

Liabilities
Due to custodian	8,747,683
Options written, at value (premiums received $918,259)	192,338
Unrealized depreciation on forward currency exchange contracts	7,917,278
Payable for collateral received on securities loaned	2,050,665
Payable for capital stock redeemed	479,274
Payable for variation margin on exchange-traded derivatives	165,914
Advisory fee payable	133,031
Payable for investment securities purchased and foreign currency transactions	123,714
Distribution fee payable	71,508
Unrealized depreciation on credit default swaps	69,481
Transfer Agent fee payable	40,886
Upfront premiums received on credit default swaps	22,141
Administrative fee payable	9,177
Accrued expenses	372,794

Total liabilities	20,395,884

Net Assets	$289,431,293

Composition of Net Assets
Capital stock, at par	$180,840
Additional paid-in capital	289,703,244
Distributions in excess of net investment income	(6,225,328)
Accumulated net realized loss on investment and foreign currency transactions	(5,523,643)
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	11,296,180

$289,431,293

See notes to consolidated financial statements.

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CONSOLIDATED STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—21 billion shares of capital stock authorized, $.01 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$250,037,110	15,533,168	$16.10	*

B	$3,074,495	210,624	$14.60

C	$14,688,524	1,003,803	$14.63

Advisor	$15,229,750	938,270	$16.23

R	$2,755,101	172,537	$15.97

K	$1,219,696	75,943	$16.06

I	$2,426,617	149,641	$16.22

(a)	Includes securities on loan with a value of $1,979,686 (see Note E).

*	The maximum offering price per share for Class A shares was $16.81 which reflects a sales charge of 4.25%.

See notes to consolidated financial statements.

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CONSOLIDATED STATEMENT OF OPERATIONS

Six Months Ended May 31, 2017 (unaudited)

Investment Income
Interest	$1,544,555
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $71,195)	1,078,804
Affiliated issuers	73,582
Other income	655	$2,697,596

Expenses
Advisory fee (see Note B)	823,113
Distribution fee—Class A	287,161
Distribution fee—Class B	16,764
Distribution fee—Class C	178,736
Distribution fee—Class R	6,932
Distribution fee—Class K	1,727
Transfer agency—Class A	213,784
Transfer agency—Class B	4,040
Transfer agency—Class C	34,476
Transfer agency—Advisor Class	13,008
Transfer agency—Class R	3,662
Transfer agency—Class K	1,409
Transfer agency—Class I	410
Custodian	189,421
Audit and tax	64,056
Registration fees	53,246
Printing	52,300
Administrative	29,902
Legal	21,437
Directors’ fees	12,796
Miscellaneous	27,239

Total expenses	2,035,619
Less: expenses waived and reimbursed by the Adviser (see Notes B and E)	(31,888)

Net expenses		2,003,731

Net investment income		693,865

See notes to consolidated financial statements.

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CONSOLIDATED STATEMENT OF OPERATIONS (continued)

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	$4,106,918
Futures	1,577,635
Options written	3,859,391
Swaptions written	319,582
Swaps	(37,267)
Foreign currency transactions	2,422,701
Net change in unrealized appreciation/depreciation of:
Investments	9,513,008
Futures	126,610
Options written	(818,754)
Swaptions written	16,524
Swaps	2,078,988
Foreign currency denominated assets and liabilities	(2,639,599)

Net gain on investment and foreign currency transactions	20,525,737

Contributions from Affiliates (see Note B)	3,108

Net Increase in Net Assets from Operations	$21,222,710

See notes to consolidated financial statements.

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CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2017 (unaudited)	Year Ended November 30, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income	$693,865	$2,629,213
Net realized gain on investment and foreign currency transactions	12,248,960	7,866,079
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	8,276,777	(2,178,251)
Contributions from Affiliates (see Note B)	3,108	652

Net increase in net assets from operations	21,222,710	8,317,693
Dividends to Shareholders from
Net investment income
Class A	(12,060,264)	(166,587)
Class B	(176,673)	– 0	–
Class C	(2,068,206)	– 0	–
Advisor Class	(712,844)	(37,257)
Class R	(132,112)	– 0	–
Class K	(77,414)	(1,139)
Class I	(132,489)	(918)
Capital Stock Transactions
Net decrease	(8,758,564)	(69,922,020)

Total decrease	(2,895,856)	(61,810,228)
Net Assets
Beginning of period	292,327,149	354,137,377

End of period (including distributions in excess of net investment income of ($6,225,328) and undistributed net investment income of $8,440,809, respectively)	$289,431,293	$292,327,149

See notes to consolidated financial statements.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

May 31, 2017 (unaudited)

NOTE A

Significant Accounting Policies

AB Global Risk Allocation Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. As part of the Fund’s investment strategy, the Fund seeks to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AllianceBernstein Cayman Global Risk Allocation, Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of May 31, 2017, net assets of the Fund were $289,431,293, of which $23,068,546, or approximately 8%, represented the Fund’s ownership of all issued shares and voting rights of the Subsidiary. This report presents the consolidated financial statements of the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated in consolidation. The Fund offers Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AB Mutual Fund, (ii) for purposes of dividend reinvestment, (iii) through the Fund’s Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Effective April 10, 2017, Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All seven

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s consolidated financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2017:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Inflation-Linked Securities	$	– 0	–	$158,876,195		$	– 0	–	$158,876,195
Common Stocks:
Financials		4,254,206		7,679,279			– 0	–(a)	11,933,485
Information Technology		5,783,802		1,410,984			– 0	–	7,194,786
Industrials		3,220,582		3,464,877			– 0	–	6,685,459
Consumer Staples		3,719,820		2,929,300			– 0	–	6,649,120
Health Care		3,348,256		2,913,600			– 0	–	6,261,856
Consumer Discretionary		3,317,379		2,909,496			– 0	–	6,226,875
Materials		2,637,648		2,339,116			– 0	–	4,976,764
Utilities		2,564,942		2,036,810			– 0	–	4,601,752
Energy		2,172,165		2,357,457			– 0	–	4,529,622
Real Estate		1,815,771		1,345,709			– 0	–	3,161,480
Telecommunication Services		826,531		1,071,557			– 0	–	1,898,088
Collateralized Mortgage Obligations		– 0	–	11,268,440			– 0	–	11,268,440
Preferred Stocks		4,133,880		– 0	–		– 0	–	4,133,880
Governments – Sovereign Bonds		– 0	–	1,218,612			– 0	–	1,218,612
Emerging Markets – Corporate Bonds		– 0	–	633,339			– 0	–	633,339
Rights		– 0	–	– 0	–		776		776
Options Purchased – Calls		– 0	–	571,880			– 0	–	571,880
Options Purchased – Puts		– 0	–	12			– 0	–	12
Short-Term Investments:
Investment Companies		16,000,720		– 0	–		– 0	–	16,000,720
U.S. Treasury Bills		– 0	–	10,486,776			– 0	–	10,486,776
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund		2,050,665		– 0	–		– 0	–	2,050,665

Total Investments in Securities		55,846,367		213,513,439			776		269,360,582
Other Financial Instruments(b):
Assets:
Futures		2,202,709		1,214,239			– 0	–	3,416,948	(c)
Forward Currency Exchange Contracts		– 0	–	4,935,751			– 0	–	4,935,751
Centrally Cleared Credit Default Swaps		– 0	–	1,153,906			– 0	–	1,153,906	(c)
Centrally Cleared Interest Rate Swaps		– 0	–	1,666,098			– 0	–	1,666,098	(c)
Credit Default Swaps		– 0	–	71,427			– 0	–	71,427
Liabilities:
Futures		(2,386,676)		(2,014)			– 0	–	(2,388,690	)(c)
Forward Currency Exchange Contracts		– 0	–	(7,917,278)			– 0	–	(7,917,278)
Currency Options Written		– 0	–	(82,889)			– 0	–	(82,889)
Put Options Written		– 0	–	(109,449)			– 0	–	(109,449)
Credit Default Swaps		– 0	–	(69,481)			– 0	–	(69,481)

Total(d)		$55,662,400		$214,373,749			$776		$270,036,925

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(a)	The Fund held securities with zero market value at period end.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include options written which are valued at market value.

(c)	Only variation margin receivable/(payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) of exchange-traded derivatives as reported in the portfolio of investments.

(d)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks(a)			Rights		Total
Balance as of 11/30/16	$	– 0	–	$797		$797
Accrued discounts/(premiums)		– 0	–	– 0	–	– 0	–
Realized gain (loss)		– 0	–	4		4
Change in unrealized appreciation/depreciation		– 0	–	9		9
Purchases		– 0	–	116		116
Sales		– 0	–	(150)		(150)
Transfers in to Level 3		– 0	–	– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–	– 0	–

Balance as of 5/31/17	$	– 0	–	$776		$776

Net change in unrealized appreciation/depreciation from investments held as of 5/31/17(b)	$	– 0	–	$12		$12

(a)	The Fund held securities with zero market value at period end.

(b)	The unrealized appreciation/(depreciation) is included in net change in unrealized appreciation/(depreciation) on investments and other financial instruments in the accompanying statement of operations.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

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The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes

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are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for Federal income tax purposes. Note that the loss from the Subsidiary’s contemplated activities also cannot be carried forward to reduce future Subsidiary’s income in subsequent years. However, if the Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as income for Federal income tax purposes.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s consolidated financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

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NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .60% of the first $200 million, .50% of the next $200 million and .40% in excess of $400 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

The Subsidiary has entered into a separate agreement with the Adviser for the management of the Subsidiary’s portfolio. The Adviser receives no compensation from the Subsidiary for its services under the agreement.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended May 31, 2017, the reimbursement for such services amounted to $29,902.

During the six months ended May 31, 2017 and the year ended November 30, 2016, the Adviser reimbursed the Fund $3,108 and $652, respectively, for trading losses incurred due to a trade entry error.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $107,360 for the six months ended May 31, 2017.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $994 from the sale of Class A shares and received $490, $1,852 and $274 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended May 31, 2017.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the Portfolio’s average daily net assets and bears its own expenses. In connection with the investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For

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the six months ended May 31, 2017, such waiver amounted to $29,192. A summary of the Fund’s transactions in shares of the Government Money Market Portfolio for the six months ended May 31, 2017 is as follows:

Market Value 11/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/17 (000)	Dividend Income (000)
$16,330	$105,149	$105,478	$16,001	$65

Brokerage commissions paid on investment transactions for the six months ended May 31, 2017 amounted to $189,820, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to both Class B and Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. Effective February 27, 2015, payments under the Agreement in respect of Class A shares are limited to an annual rate of .25% of Class A shares’ average daily net assets. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $777,837, $3,480,110, $414,600 and $250,531 for Class B, Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

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NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2017 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$19,021,784	$62,890,041
U.S. government securities	43,826,239	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding futures, foreign currency and swap transactions)are as follows:

Gross unrealized appreciation	$13,987,600
Gross unrealized depreciation	(4,323,759)

Net unrealized appreciation	$9,663,841

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the consolidated statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal

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to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the consolidated statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended May 31, 2017, the Fund held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended May 31, 2017, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

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•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

The Fund may also invest in options on swap agreements, also called “swaptions”. A swaption is an option that gives the buyer the right,

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but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return on a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

During the six months ended May 31, 2017, the Fund held purchased options for hedging and non-hedging purposes. During the six months ended May 31, 2017, the Fund held written options for hedging and non-hedging purposes.

During the six months ended May 31, 2017, the Fund held written swaptions for hedging and non-hedging purposes.

At May 31, 2017, the maximum payments for written put options amounted to $1,120,402. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract.

For the six months ended May 31, 2017, the Fund had the following transactions in written options:

	Number of Contracts		Premiums Received
Options written outstanding as of 11/30/16	260,218,061		$3,498,731
Options written	139,189,871		2,727,444
Options assigned	(23,280,000)		(506,455)
Options expired	(310,352,128)		(4,104,909)
Options bought back	(21,962,746)		(696,552)
Options exercised	– 0	–	– 0	–

Options written outstanding as of 5/31/17	43,813,058		$918,259

	Notional Amount			Premiums Received
Swaptions written outstanding as of 11/30/16		$43,900,000			$115,078
Swaptions written		92,500,000			204,504
Swaptions assigned		– 0	–		– 0	–
Swaptions expired		(136,400,000)			(319,582)
Swaptions bought back		– 0	–		– 0	–
Swaptions exercised		– 0	–		– 0	–

Swaptions written outstanding as of 5/31/17	$	– 0	–	$	– 0	–

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk, equity markets, or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining

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market exposures, including by making direct investments in foreign currencies, as described below under “Currency Transactions”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the consolidated statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the consolidated statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received are recognized as cost or proceeds on the consolidated statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the consolidated statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the consolidated statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on

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requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the consolidated statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended May 31, 2017, the Fund held interest rate swaps for hedging and non-hedging purposes.

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Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same reference obligation with the same counterparty. As of May 31, 2017, the Fund did not have Buy Contracts outstanding with respect to the same referenced obligations and counterparty for its Sales Contracts outstanding.

Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may

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reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended May 31, 2017, the Fund held credit default swaps for hedging and non-hedging purposes.

Total Return Swaps:

The Fund may enter into total return swaps in order take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

During the six months ended May 31, 2017, the Fund held total return swaps for hedging and non-hedging purposes.

The Fund and the Subsidiary typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar master agreements (collectively, “Master Agreements”) with derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as derivative transactions, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due

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to/due from the defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value in excess of the Fund’s and the Subsidiary net liability, held by the defaulting party, may be delayed or denied.

The Fund’s and Subsidiary’s Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund or the Subsidiary decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s and the Subsidiary counterparty has the right to terminate such transaction and require the Fund or the Subsidiary to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by counterparty tables below.

During the six months ended May 31, 2017, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on exchange-traded derivatives	$1,998,684	*	Receivable/Payable for variation margin on exchange-traded derivatives	$160,516	*

Credit contracts	Receivable/Payable for variation margin on exchange-traded derivatives	1,153,906	*

Equity contracts	Receivable/Payable for variation margin on exchange-traded derivatives	2,206,198	*	Receivable/Payable for variation margin on exchange-traded derivatives	112,393	*

Commodity contracts	Receivable/Payable for variation margin on exchange-traded derivatives	878,164	*	Receivable/Payable for variation margin on exchange-traded derivatives	2,115,781	*

Foreign exchange contracts	Unrealized appreciation on forward currency exchange contracts	4,935,751		Unrealized depreciation on forward currency exchange contracts	7,917,278

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	Asset Derivatives		Liability Derivatives
Derivative Type	Consolidated Statement of Assets and Liabilities Location	Fair Value	Consolidated Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Investments in securities, at value	$418,592

Equity contracts	Investments in securities, at value	153,300

Foreign exchange contracts			Options written, at value	$82,889

Equity contracts			Options written, at value	109,449

Credit contracts	Unrealized appreciation on credit default swaps	71,427	Unrealized depreciation on credit default swaps	69,481

Total		$11,816,022		$10,567,787

*	Only variation margin receivable/payable at period end is reported within the consolidated statement of assets and liabilities.

This amount reflects cumulative appreciation/(depreciation) of exchange-traded derivatives as reported in the consolidated portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Consolidated Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$804,853	$240,767

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	(29,594)	2,344,883

Commodity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	802,376	(2,459,040)

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Consolidated Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation of foreign currency denominated assets and liabilities	$1,330,193	$(3,162,361)

Interest rate contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation/depreciation of investments	69,221	13,666

Foreign exchange contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation/depreciation of investments	(817,746)	165,643

Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation/depreciation of investments	51,709	549,901

Foreign exchange contracts	Net realized gain (loss) on options written; Net change in unrealized appreciation/depreciation of options written	1,109,182	258,145

Equity contracts	Net realized gain (loss) on options written; Net change in unrealized appreciation/depreciation of options written	2,750,209	(1,076,899)

Interest rate contracts	Net realized gain (loss) on swaptions written; Net change in unrealized appreciation/depreciation of swaptions written	319,582	16,524

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Consolidated Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(304,538)	$1,558,765

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	267,271	520,223

Total		$6,352,718	$(1,029,783)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended May 31, 2017:

Futures:
Average original value of buy contracts	$178,925,185
Average original value of sale contracts	$43,577,899
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$279,834,896
Average principal amount of sale contracts	$441,494,037
Purchased Options:
Average monthly cost	$977,617
Centrally Cleared Interest Rate Swaps:
Average notional amount	$91,112,981
Credit Default Swaps:
Average notional amount of buy contracts	$2,600,000
Average notional amount of sale contracts	$2,600,000
Centrally Cleared Credit Default Swaps:
Average notional amount of sale contracts	$31,178,571

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the consolidated statement of assets and liabilities.

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All derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under Master Agreements (“MA”) and net of the related collateral received/ pledged by the Fund as of May 31, 2017:

AB Global Risk Allocation Fund

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset			Cash Collateral Received			Security Collateral Received			Net Amount of Derivatives Assets
Exchange-Traded Derivatives:
Credit Suisse Securities (USA) LLC*	$48,085	$	– 0	–	$	– 0	–	$	– 0	–		$48,085

Total	$48,085	$	– 0	–	$	– 0	–	$	– 0	–		$48,085

OTC Derivatives:
Australia and New Zealand Banking Group Ltd.	$128,219		$(30,446)		$	– 0	–	$	– 0	–		$97,773
Bank of America, NA	700,294		(574,553)			– 0	–		– 0	–		125,741
Barclays Bank PLC	889,339		(889,339)			– 0	–		– 0	–		– 0	–
BNP Paribas SA	261,579		(138,635)			– 0	–		– 0	–		122,944
Brown Brothers Harriman & Co.	165,571		– 0	–		– 0	–		– 0	–		165,571
Citibank, NA	621,076		(621,076)			– 0	–		– 0	–		– 0	–
Credit Suisse International	264,187		(72,189)			– 0	–		– 0	–		191,998
Deutsche Bank AG	191,794		(171,270)			– 0	–		(20,524)			– 0	–
Goldman Sachs Bank USA/Goldman Sachs International	197,775		(197,775)			– 0	–		– 0	–		– 0	–
JPMorgan Chase Bank, NA	492,149		(492,149)			– 0	–		– 0	–		– 0	–
Morgan Stanley Capital Services, Inc.	192,705		(192,705)			– 0	–		– 0	–		– 0	–
Royal Bank of Scotland PLC	592,663		(509,806)			– 0	–		– 0	–		82,857
Standard Chartered Bank	207,607		(207,607)			– 0	–		– 0	–		– 0	–
State Street Bank & Trust Co.	406,138		(406,138)			– 0	–		– 0	–		– 0	–

Total	$5,311,096		$(4,503,688)		$	– 0	–		$(20,524)			$786,884	^

Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset			Cash Collateral Pledged**			Security Collateral Pledged			Net Amount of Derivatives Liabilities
Exchange-Traded Derivatives:
Morgan Stanley & Co., Inc.*	$104,289	$	– 0	–		$(104,289)		$	– 0	–	$	– 0	–

Total	$104,289	$	– 0	–		$(104,289)		$	– 0	–	$	– 0	–

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Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset	Cash Collateral Pledged**			Security Collateral Pledged			Net Amount of Derivatives Liabilities
OTC Derivatives:
Australia and New Zealand Banking Group Ltd.	$30,446	$(30,446)	$	– 0	–	$	– 0	–	$	– 0	–
Bank of America, NA	574,553	(574,553)		– 0	–		– 0	–		– 0	–
Barclays Bank PLC	2,934,207	(889,339)		– 0	–		– 0	–		2,044,868
BNP Paribas SA	138,635	(138,635)		– 0	–		– 0	–		– 0	–
Citibank, NA	1,103,732	(621,076)		– 0	–		– 0	–		482,656
Credit Suisse International	72,189	(72,189)		– 0	–		– 0	–		– 0	–
Deutsche Bank AG	171,270	(171,270)		– 0	–		– 0	–		– 0	–
Goldman Sachs Bank USA/Goldman Sachs International	368,098	(197,775)		– 0	–		– 0	–		170,323
JPMorgan Chase Bank, NA	541,100	(492,149)		– 0	–		– 0	–		48,951
Morgan Stanley Capital Services, Inc.	672,210	(192,705)		– 0	–		– 0	–		479,505
Royal Bank of Scotland PLC	509,806	(509,806)		– 0	–		– 0	–		– 0	–
Standard Chartered Bank	302,828	(207,607)		– 0	–		– 0	–		95,221
State Street Bank & Trust Co.	540,842	(406,138)		– 0	–		– 0	–		134,704

Total	$7,959,916	$(4,503,688)	$	– 0	–	$	– 0	–		$3,456,228	^

*	Cash has been posted for initial margin requirements for exchange-traded derivatives outstanding at May 31, 2017.

**	The actual collateral received/pledged is more than the amount reported due to overcollateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AllianceBernstein Cayman Global Risk Allocation, Ltd.

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset			Cash Collateral Received			Security Collateral Received			Net Amount of Derivatives Assets
OTC Derivatives:
State Street Bank & Trust Co.	$92,534		$(89,537)		$	– 0	–	$	– 0	–		$2,997

Total	$92,534		$(89,537)		$	– 0	–	$	– 0	–		$2,997	^

Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged			Net Amount of Derivatives Liabilities
Exchange-Traded Derivatives:
Morgan Stanley & Co., Inc.**	$61,625	$	– 0	–		$(61,625)		$	– 0	–	$	– 0	–

Total	$61,625	$	– 0	–		$(61,625)		$	– 0	–	$	– 0	–

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Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset	Cash Collateral Pledged*			Security Collateral Pledged			Net Amount of Derivatives Liabilities
OTC Derivatives:
State Street Bank & Trust Co.	$89,537	$(89,537)	$	– 0	–	$	– 0	–	$	– 0	–

Total	$89,537	$(89,537)	$	– 0	–	$	– 0	–	$	– 0	–

*	The actual collateral received/pledged is more than the amount reported due to overcollateralization.

**	Cash has been posted for initial margin requirements for exchange-traded derivatives outstanding at May 31, 2017.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. TBA and Dollar Rolls

The Fund may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agree-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or FHLMC, are subsequently allocated to the TBA transactions. During the six months ended May 31, 2017, the Fund did not engage in TBA transactions.

The Fund may enter into dollar rolls. Dollar rolls involve sales by the Fund of securities for delivery in the current month and the Fund’s simultaneously contracting to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the

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Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Dollar rolls are speculative techniques. During the six months ended May 31, 2017, the Fund had no transactions in dollar rolls.

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash. The Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Fund to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the consolidated statement of assets and liabilities. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At May 31, 2017, the Fund had securities on loan with a value of $1,979,686 and had received cash collateral which has been invested into Government Money Market Portfolio of $2,050,665. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Fund earned securities lending income of $0 and $8,097 from the borrowers and Government Money Market Portfolio, respectively, for the six months ended May 31, 2017; these amounts are reflected in the consolidated statement

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of operations. In connection with the cash collateral investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended May 31, 2017, such waiver amounted to $2,696. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. A summary of the Fund’s transactions in shares of Government Money Market Portfolio for the six months ended May 31, 2017 is as follows:

Market Value 11/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/17 (000)
$834	$26,565	$25,348	$2,051

NOTE F

Capital Stock

Each class consists of 21,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares			Amount
	Six Months Ended May 31, 2017 (unaudited)	Year Ended November 30, 2016		Six Months Ended May 31, 2017 (unaudited)	Year Ended November 30, 2016

Class A
Shares sold	362,574	489,236		$5,689,093	$7,396,811

Shares issued in reinvestment of dividends	727,436	10,093		10,926,083	151,290

Shares converted from Class B	42,734	120,858		667,260	1,815,343

Shares converted from Class C	1,411,840	– 0	–	22,349,426	– 0	–

Shares redeemed	(1,453,167)	(3,687,023)		(22,651,014)	(55,901,878)

Net increase (decrease)	1,091,417	(3,066,836)		$16,980,848	$(46,538,434)

Class B
Shares sold	6,152	16,866		$87,186	$232,023

Shares issued in reinvestment of dividends	12,557	– 0	–	171,656	– 0	–

Shares converted to Class A	(47,062)	(132,695)		(667,260)	(1,815,343)

Shares redeemed	(17,734)	(59,593)		(249,336)	(814,791)

Net decrease	(46,087)	(175,422)		$(657,754)	$(2,398,111)

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	Shares			Amount
	Six Months Ended May 31, 2017 (unaudited)	Year Ended November 30, 2016		Six Months Ended May 31, 2017 (unaudited)	Year Ended November 30, 2016

Class C
Shares sold	19,225	72,560		$272,677	$994,049

Shares issued in reinvestment of dividends	122,968	– 0	–	1,684,665	– 0	–

Shares converted to Class A	(1,553,122)	– 0	–	(22,349,426)	– 0	–

Shares redeemed	(430,757)	(832,317)		(6,100,992)	(11,474,076)

Net decrease	(1,841,686)	(759,757)		$(26,493,076)	$(10,480,027)

Advisor Class
Shares sold	281,232	238,576		$4,390,141	$3,688,037

Shares issued in reinvestment of dividends	40,167	2,341		607,725	35,351

Shares redeemed	(196,314)	(940,434)		(3,075,600)	(14,105,621)

Net increase (decrease)	125,085	(699,517)		$1,922,266	$(10,382,233)

Class R
Shares sold	17,355	54,770		$268,388	$825,333

Shares issued in reinvestment of dividends	8,849	– 0	–	132,111	– 0	–

Shares redeemed	(29,389)	(158,963)		(456,198)	(2,460,799)

Net decrease	(3,185)	(104,193)		$(55,699)	$(1,635,466)

Class K
Shares sold	11,465	22,149		$179,342	$333,135

Shares issued in reinvestment of dividends	5,164	76		77,410	1,139

Shares redeemed	(55,540)	(34,549)		(873,314)	(513,846)

Net decrease	(38,911)	(12,324)		$(616,562)	$(179,572)

Class I
Shares sold	11,882	139,695		$189,365	$2,095,794

Shares issued in reinvestment of dividends	8,768	61		132,487	918

Shares redeemed	(10,175)	(26,686)		(160,439)	(404,889)

Net increase	10,475	113,070		$161,413	$1,691,823

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NOTE G

Risks Involved in Investing in the Fund

Allocation Risk—The allocation of investments among asset classes may have a significant effect on the Fund’s net asset value, or NAV, when the asset classes in which the Fund’s has invested more heavily perform worse than the asset classes invested in less heavily.

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Fund’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Commodity Risk—Investing in commodities and commodity-linked derivative instruments, either directly or through the Subsidiary, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Below Investment Grade Securities Risk—Investments in fixed-income securities with ratings below investment grade, commonly known as “junk bonds”, tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

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Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Subsidiary Risk—By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in the Fund’s prospectus, is not subject to all of the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Adviser, making it unlikely the Subsidiary will take actions contrary to the interests of the Fund or its shareholders. In addition, changes in federal tax laws applicable to the Fund or interpretations thereof could limit the Fund’s ability to gain exposure to commodities investments through investments in the Subsidiary.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the consolidated statement of assets and liabilities.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

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NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the consolidated statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2017.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2017 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended November 30, 2016 and November 30, 2015 were as follows:

	2016		2015
Distributions paid from:
Ordinary income	$205,901		$26,443,571
Long-term capital gains	– 0	–	9,388,763

Total taxable distributions	205,901		35,832,334
Tax return of capital	– 0	–	5,470,913

Total distributions paid	$205,901		$41,303,247

As of November 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$14,608,223
Accumulated capital and other losses	(16,711,560	)(a)
Unrealized appreciation/(depreciation)	(9,961,390	)(b)

Total accumulated earnings/(deficit)	$(12,064,727)

(a)	As of November 30, 2016, the Fund had a net capital loss carryforward of $16,711,560.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of swaps and passive foreign investment companies (PFICs), the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, and the tax treatment of earnings from the Subsidiary.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2016, the Fund had a net short-term capital loss carryforward of $10,485,073 and a net long-term capital loss carryforward of $6,226,487, which may be carried forward for an indefinite period.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

NOTE J

Other

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the amendments and expects the adoption of final rules will be limited to additional consolidated financial statement disclosures.

NOTE K

Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the consolidated financial statements.

NOTE L

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the consolidated financial statements through the date the consolidated financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s consolidated financial statements through this date.

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CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class A
	Six Months Ended May 31, 2017(a) (unaudited)		Year Ended November 30,
			2016(a)		2015(a)		2014(a)		2013(a)		2012

Net asset value, beginning of period	$ 15.79		$ 15.29		$ 17.54		$ 16.48		$ 17.72		$ 15.32

Income From Investment Operations
Net investment income(b)	.04	(c)	.15	(c)†	.16		.21		.10		.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.11		.36		(.60)		1.11		(.02)		2.42
Contributions from Affiliates	.00	(d)	.00	(d)	.01		– 0	–	.01		– 0	–

Net increase (decrease) in net asset value from operations	1.15		.51		(.43)		1.32		.09		2.64

Less: Dividends and Distributions
Dividends from net investment income	(.84)		(.01)		(1.10)		– 0	–	(.15)		(.24)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.48)		(.26)		(1.18)		– 0	–
Tax return of capital	– 0	–	– 0	–	(.24)		– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.84)		(.01)		(1.82)		(.26)		(1.33)		(.24)

Net asset value, end of period	$ 16.10		$ 15.79		$ 15.29		$ 17.54		$ 16.48		$ 17.72

Total Return
Total investment return based on net asset value(e)*	7.79%		3.34	%†	(2.56	)%(f)	8.14%		.57%		17.37%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$250,036		$228,036		$267,703		$304,092		$330,368		$400,685
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(h)	1.30	%(g)^	1.28	%(g)	1.28%		1.28%		1.17	%(g)	1.09%
Expenses, before waivers/reimbursements(h)	1.32	%(g)^	1.30	%(g)	1.28%		1.28%		1.17	%(g)	1.09%
Net investment income	.57	%(c)^	.96	%(c)†	1.01%		1.25%		.58%		1.30%
Portfolio turnover rate**	28%		79%		250%		96%		158%		163%

See footnote summary on page 117.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class B
	Six Months Ended May 31, 2017(a) (unaudited)		Year Ended November 30,
			2016(a)		2015(a)		2014(a)		2013(a)		2012

Net asset value, beginning of period	$ 14.32		$ 13.96		$ 16.13		$ 15.29		$ 16.57		$ 14.34

Income From Investment Operations
Net investment income (loss)(b)	(.02	)(c)	.00	(c)(d)†	.01		.08		(.03)		.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.01		.36		(.52)		1.02		.00	(d)	2.27
Contributions from Affiliates	.00	(d)	.00	(d)	.01		– 0	–	.01		– 0	–

Net increase (decrease) in net asset value from operations	.99		.36		(.50)		1.10		(.02)		2.35

Less: Dividends and Distributions
Dividends from net investment income	(.71)		– 0	–	(.95)		– 0	–	(.08)		(.12)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.48)		(.26)		(1.18)		– 0	–
Tax return of capital	– 0	–	– 0	–	(.24)		– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.71)		– 0	–	(1.67)		(.26)		(1.26)		(.12)

Net asset value, end of period	$ 14.60		$ 14.32		$ 13.96		$ 16.13		$ 15.29		$ 16.57

Total Return
Total investment return based on net asset value(e)*	7.37%		2.58	%†	(3.30	)%(f)	7.32%		(.12)%		16.44%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,074		$3,676		$6,033		$11,730		$18,652		$35,786
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(h)	2.10	%(g)^	2.04	%(g)	2.05%		2.01%		1.89	%(g)	1.85%
Expenses, before waivers/reimbursements(h)	2.12	%(g)^	2.06	%(g)	2.05%		2.01%		1.89	%(g)	1.85%
Net investment income (loss)	(.24	)%(c)^	.01	%(c)†	.10%		.54%		(.21)%		.50%
Portfolio turnover rate**	28%		79%		250%		96%		158%		163%

See footnote summary on page 117.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Six Months Ended May 31, 2017(a) (unaudited)		Year Ended November 30,
			2016(a)		2015(a)		2014(a)		2013(a)		2012

Net asset value, beginning of period	$ 14.37		$ 14.01		$ 16.22		$ 15.37		$ 16.66		$ 14.42

Income From Investment Operations
Net investment income (loss)(b)	(.01	)(c)	.03	(c)†	.04		.08		(.02)		.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.00		.33		(.55)		1.03		(.01)		2.28
Contributions from Affiliates	.00	(d)	.00	(d)	.01		– 0	–	.01		– 0	–

Net increase (decrease) in net asset value from operations	.99		.36		(.50)		1.11		(.02)		2.37

Less: Dividends and Distributions
Dividends from net investment income	(.73)		– 0	–	(.99)		– 0	–	(.09)		(.13)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.48)		(.26)		(1.18)		– 0	–
Tax return of capital	– 0	–	– 0	–	(.24)		– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.73)		– 0	–	(1.71)		(.26)		(1.27)		(.13)

Net asset value, end of period	$ 14.63		$ 14.37		$ 14.01		$ 16.22		$ 15.37		$ 16.66

Total Return
Total investment return based on net asset value(e)*	7.37%		2.57	%†	(3.27	)%(f)	7.35%		(.12)%		16.54%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,689		$40,885		$50,508		$57,567		$60,336		$72,294
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(h)	2.04	%(g)^	2.03	%(g)	2.02%		2.00%		1.89	%(g)	1.82%
Expenses, before waivers/reimbursements(h)	2.07	%(g)^	2.05	%(g)	2.02%		2.00%		1.89	%(g)	1.82%
Net investment income (loss)	(.20	)%(c)^	.18	%(c)†	.26%		.53%		(.14)%		.58%
Portfolio turnover rate**	28%		79%		250%		96%		158%		163%

See footnote summary on page 117.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended May 31, 2017(a) (unaudited)		Year Ended November 30,
			2016(a)		2015(a)		2014(a)		2013(a)		2012

Net asset value, beginning of period	$ 15.94		$ 15.41		$ 17.67		$ 16.55		$ 17.77		$ 15.36

Income From Investment Operations
Net investment income(b)	.07	(c)	.16	(c)†	.21		.21		.14		.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.10		.40		(.61)		1.17		(.02)		2.43
Contributions from Affiliates	.00	(d)	.00	(d)	.01		– 0	–	.02		– 0	–

Net increase (decrease) in net asset value from operations	1.17		.56		(.39)		1.38		.14		2.70

Less: Dividends and Distributions
Dividends from net investment income	(.88)		(.03)		(1.15)		– 0	–	(.18)		(.29)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.48)		(.26)		(1.18)		– 0	–
Tax return of capital	– 0	–	– 0	–	(.24)		– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.88)		(.03)		(1.87)		(.26)		(1.36)		(.29)

Net asset value, end of period	$ 16.23		$ 15.94		$ 15.41		$ 17.67		$ 16.55		$ 17.77

Total Return
Total investment return based on net asset value(e)*	7.94%		3.55	%†	(2.27	)%(f)	8.41%		.86%		17.72%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,230		$12,960		$23,311		$20,893		$22,933		$42,278
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(h)	1.05	%(g)^	1.03	%(g)	1.02%		1.00%		.88	%(g)	.79%
Expenses, before waivers/reimbursements(h)	1.07	%(g)^	1.05	%(g)	1.02%		1.00%		.88	%(g)	.79%
Net investment income	.85	%(c)^	1.06	%†(c)	1.34%		1.25%		.85%		1.64%
Portfolio turnover rate**	28%		79%		250%		96%		158%		163%

See footnote summary on page 117.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class R
	Six Months Ended May 31, 2017(a) (unaudited)		Year Ended November 30,
			2016(a)		2015(a)		2014(a)		2013(a)		2012

Net asset value, beginning of period	$ 15.61		$ 15.15		$ 17.40		$ 16.40		$ 17.66		$ 15.26

Income From Investment Operations
Net investment income(b)	.02	(c)	.06	(c)†	.11		.16		.04		.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.09		.40		(.60)		1.10		(.02)		2.42
Contributions from Affiliates	.00	(d)	.00	(d)	.01		– 0	–	.02		– 0	–

Net increase (decrease) in net asset value from operations	1.11		.46		(.48)		1.26		.04		2.59

Less: Dividends and Distributions
Dividends from net investment income	(.75)		– 0	–	(1.05)		– 0	–	(.12)		(.19)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.48)		(.26)		(1.18)		– 0	–
Tax return of capital	– 0	–	– 0	–	(.24)		– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.75)		– 0	–	(1.77)		(.26)		(1.30)		(.19)

Net asset value, end of period	$ 15.97		$ 15.61		$ 15.15		$ 17.40		$ 16.40		$ 17.66

Total Return
Total investment return based on net asset value(e)*	7.66%		3.04	%†	(2.84	)%(f)	7.75%		.29%		17.08%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,755		$2,743		$4,241		$4,523		$3,676		$5,704
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(h)	1.63	%(g)^	1.61	%(g)	1.61%		1.59%		1.46	%(g)	1.38%
Expenses, before waivers/reimbursements(h)	1.65	%(g)^	1.62	%(g)	1.61%		1.59%		1.46	%(g)	1.38%
Net investment income	.23	%(c)^	.41	%(c)†	.69%		.95%		.23%		1.01%
Portfolio turnover rate**	28%		79%		250%		96%		158%		163%

See footnote summary on page 117.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class K
	Six Months Ended May 31, 2017(a) (unaudited)		Year Ended November 30,
			2016(a)		2015(a)		2014(a)		2013(a)		2012

Net asset value, beginning of period	$ 15.75		$ 15.25		$ 17.50		$ 16.45		$ 17.68		$ 15.28

Income From Investment Operations
Net investment income(b)	.04	(c)	.15	(c)†	.16		.21		.09		.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.09		.36		(.59)		1.10		.00	(d)	2.43
Contributions from Affiliates	.00	(d)	.00	(d)	.01		– 0	–	.01		– 0	–

Net increase (decrease) in net asset value from operations	1.13		.51		(.42)		1.31		.10		2.64

Less: Dividends and Distributions
Dividends from net investment income	(.82)		(.01)		(1.11)		– 0	–	(.15)		(.24)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.48)		(.26)		(1.18)		– 0	–
Tax return of capital	– 0	–	– 0	–	(.24)		– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.82)		(.01)		(1.83)		(.26)		(1.33)		(.24)

Net asset value, end of period	$ 16.06		$ 15.75		$ 15.25		$ 17.50		$ 16.45		$ 17.68

Total Return
Total investment return based on net asset value(e)*	7.78%		3.27	%†	(2.55	)%(f)	8.09%		.64%		17.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,220		$1,809		$1,939		$2,098		$2,033		$2,692
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(h)	1.31	%(g)^	1.30	%(g)	1.30%		1.27%		1.16	%(g)	1.07%
Expenses, before waivers/reimbursements(h)	1.33	%(g)^	1.31	%(g)	1.30%		1.27%		1.16	%(g)	1.07%
Net investment income	.45	%(c)^	1.00	%(c)†	.99%		1.26%		.57%		1.31%
Portfolio turnover rate**	28%		79%		250%		96%		158%		163%

See footnote summary on page 117.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class I
	Six Months Ended May 31, 2017(a) (unaudited)		Year Ended November 30,
			2016(a)		2015(a)		2014(a)		2013(a)		2012

Net asset value, beginning of period	$ 15.94		$ 15.39		$ 17.66		$ 16.52		$ 17.72		$ 15.31

Income From Investment Operations
Net investment income(b)	.08	(c)	.29	(c)†	.22		.27		.10		.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.11		.30		(.60)		1.13		.05	***	2.43
Contributions from Affiliates	.00	(d)	.00	(d)	.01		– 0	–	.01		– 0	–

Net increase (decrease) in net asset value from operations	1.19		.59		(.37)		1.40		.16		2.72

Less: Dividends and Distributions
Dividends from net investment income	(.91)		(.04)		(1.18)		– 0	–	(.18)		(.31)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.48)		(.26)		(1.18)		– 0	–
Tax return of capital	– 0	–	– 0	–	(.24)		– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.91)		(.04)		(1.90)		(.26)		(1.36)		(.31)

Net asset value, end of period	$ 16.22		$ 15.94		$ 15.39		$ 17.66		$ 16.52		$ 17.72

Total Return
Total investment return based on net asset value(e)*	8.01%		3.81	%†	(2.12	)%(f)	8.55%		1.02%		17.95%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,427		$2,218		$402		$49		$84		$954
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(h)	.89	%(g)^	.86	%(g)	.91%		.83%		.71	%(g)	.64%
Expenses, before waivers/reimbursements(h)	.91	%(g)^	.87	%(g)	.91%		.83%		.71	%(g)	.64%
Net investment income	.98	%(c)^	1.88	%(c)†	1.45%		1.59%		.98%		1.76%
Portfolio turnover rate**	28%		79%		250%		96%		158%		163%

See footnote summary on page 117.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Consolidated (see Note A).

(b)	Based on average shares outstanding.

(c)	Net of fees and expenses waived/reimbursed by the Adviser.

(d)	Amount is less than $.005.

(e)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)	Includes the impact of a voluntary reimbursement from the Adviser for trading losses incurred due to a trade entry error; absent of such payment, the Fund’s performance would have been reduced by 0.07% for the year ended November 30, 2015.

(g)	The expense ratios presented below exclude interest expense:

(h)	In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bear proportionate shares of the acquired fund fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended May 31, 2017 and year ended November 30, 2016, such waiver amounted to 0.02% and 0.02%, respectively, annualized for the Fund.

†	For the year ended November 30, 2016 the amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$ .01	.06%	.06%

^	Annualized.

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the six months ended May 31, 2017 and years ended November 30, 2016, November 30, 2015, November 30, 2014, November 30, 2013 and November 30, 2012 by 0.77%, 0.01%, 0.08%, 0.06%, 0.04% and 0.07%, respectively.

**	The Fund accounts for dollar roll transactions as purchases and sales.

***	Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s change in net realized and unrealized gain (loss) on investment transactions for the period.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Six Months Ended May 31, 2017 (unaudited)	Year Ended November 30,
		2016	2015	2014	2013	2012

Class A
Net of waivers/reimbursements	1.30%	1.28%	N/A	N/A	1.17%	N/A
Before waivers/reimbursements	1.32%	1.29%	N/A	N/A	1.17%	N/A
Class B
Net of waivers/reimbursements	2.10%	2.04%	N/A	N/A	1.89%	N/A
Before waivers/reimbursements	2.12%^	2.06%	N/A	N/A	1.89%	N/A
Class C
Net of waivers/reimbursements	2.04%	2.03%	N/A	N/A	1.88%	N/A
Before waivers/reimbursements	2.07%^	2.05%	N/A	N/A	1.88%	N/A
Advisor Class
Net of waivers/reimbursements	1.05%	1.03%	N/A	N/A	.87%	N/A
Before waivers/reimbursements	1.07%^	1.05%	N/A	N/A	.87%	N/A
Class R
Net of waivers/reimbursements	1.63%	1.61%	N/A	N/A	1.46%	N/A
Before waivers/reimbursements	1.65%^	1.62%	N/A	N/A	1.46%	N/A
Class K
Net of waivers/reimbursements	1.31%	1.29%	N/A	N/A	1.15%	N/A
Before waivers/reimbursements	1.33%^	1.31%	N/A	N/A	1.15%	N/A
Class I
Net of waivers/reimbursements	.89%	.85%	N/A	N/A	.71%	N/A
Before waivers/reimbursements	.91%^	.87%	N/A	N/A	.71%	N/A

See notes to consolidated financial statements.

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BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman John H. Dobkin(1) Michael J. Downey(1) William H. Foulk, Jr.(1) D. James Guzy(1)	Nancy P. Jacklin(1) Robert M. Keith, President and Chief Executive Officer Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Daniel J. Loewy(2), Vice President Leon Zhu(2), Vice President Emilie D. Wrapp, Secretary	Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public

Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2	The management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Quantitative Investment Team. Messrs. Loewy and Zhu are the investment professionals with the most significant responsibilities for the day-to-day management of the Fund’s portfolio.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Global Risk Allocation Fund, Inc. (the “Fund”) unanimously approved the continuance of the Advisory Agreement with the Adviser at a meeting held on May 2-4, 2017 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Fund’s Senior Officer (who is also the Fund’s Independent Compliance Officer), who acted as their independent fee consultant, of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Fund’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

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Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2015 and 2016 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive

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brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a peer group and a peer universe, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2017. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates paid by other funds in the same category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Fund’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the institutional fee schedule and the schedule of fees charged to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

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The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund invests in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors noted that ETFs pay advisory fees pursuant to their advisory contracts, and that the Adviser had provided, and they had reviewed, information about the expense ratios of the relevant ETFs. The directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures for a fund or to temporarily “equitize” cash inflows pending purchases of underlying securities, that the advisory fee for the Fund is paid for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the peer group median. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints and that the net assets of the Fund were higher than a breakpoint level. Accordingly, the Fund’s current effective advisory fee rate reflected a reduction due to the breakpoint and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser

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across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s breakpoint arrangements were acceptable and provide a means for sharing of any economies of scale.

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This page is not part of the Shareholder Report or the Financial Statements

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund1

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund1

Tax-Managed International Portfolio

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

International Growth Fund

INTERNATIONAL/ GLOBAL VALUE

Asia ex-Japan Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio1

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio1

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to November 1, 2016, Sustainable Global Thematic Fund was named Global Thematic Growth Fund; prior to January 9, 2017, Relative Value Fund was named Growth & Income Fund; prior to April 17, 2017, Tax-Managed All Market Income Portfolio was named Tax-Managed Balanced Wealth Strategy; prior to April 24, 2017, All Market Total Return Portfolio was named Balanced Wealth Strategy.

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AB GLOBAL RISK ALLOCATION FUND

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

GRA-0152-0517

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Global Risk Allocation Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: July 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: July 27, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: July 27, 2017